Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 106 .89%
ASSET-BACKED SECURITIES — 5 .39% **
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/21)
7.40% 06/25/32 $ 32,401 $ 32,775
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.19% 12/27/44
1,2
19,805,417 20,097,769
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.31% 02/25/37
2
23,444,257 23,233,191
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.73% 05/25/34
2
158,428 155,328
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
0.39% 06/25/36
2
2,788,798 2,472,638
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.47% 06/25/37
2
35,733,910 30,306,254
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 1A4
(LIBOR USD 1-Month plus 0.70%)
0.79% 12/25/35
2
90,641 90,720
AIG CLO LLC,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
0.00% 04/15/34
1,2,3
48,800,000 48,833,086
Aimco CLO 11 Ltd.,
Series 2020-11A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.38%)
1.56% 10/15/31
1,2,3
7,100,000 7,116,472
Aimco CLO 12 Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
1.44% 01/17/32
1,2,3
48,385,000 48,473,545
Aimco CLO,
Series 2015-AA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
1.03% 01/15/28
1,2,3
2,698,622 2,695,789
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/21)
2.86% 07/25/59
1
188,022 190,005
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.59%)
0.68% 03/25/36
2
9,320,306 9,355,387
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
0.75% 11/25/34
2
$ 10,160,565 $ 9,854,327
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.32% 10/16/28
1,2,3
50,237,081 50,239,593
AMMC CLO 23 Ltd.,
Series 2020-23A, Class A1L
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
1.59% 10/17/31
1,2,3
11,960,000 11,977,940
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 08/25/21)
7.37% 10/25/27 20,695 21,060
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
1.25% 04/20/31
1,2,3
21,475,000 21,471,714
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
0.83% 10/25/35
2
222,051 222,361
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.61% 11/25/35
2
7,997,330 7,887,431
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.75% 11/25/35
2
19,840,000 19,503,365
Asset-Backed Funding Certificates,
Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.72% 03/25/35
2
907,482 908,021
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.32%)
0.41% 11/25/36
2
46,656,934 27,613,767
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
0.84% 06/25/37
2
25,446,401 23,529,140
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.09% 06/25/37
2
18,589,487 17,419,419

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.22% 07/25/36
2
$ 4,290,309 $ 4,160,401
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
0.32% 11/25/36
2
18,411,000 17,075,657
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 01/20/28
1,2,3
23,900,702 23,878,475
Barings CLO Ltd.,
Series 2016-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.27% 07/20/28
1,2,3
38,718,467 38,723,113
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.14% 07/20/29
1,2,3
35,811,000 35,798,466
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.44% 01/20/32
1,2,3
19,110,000 19,137,709
Bayview Commercial Asset Trust,
Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
0.63% 04/25/34
1,2
17,109 17,116
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.74% 08/25/34
1,2
168,888 167,700
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(-1.00 X LIBOR USD 1-Month plus 0.56%)
0.46% 01/25/35
1,2
1,076,249 1,061,781
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.54% 04/25/35
1,2
2,273,044 2,216,208
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
0.23% 11/25/36
2
5,910,047 5,581,477
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.17% 07/20/29
1,2,3
28,145,000 28,118,065
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
0.79% 12/26/35
2
33,503 33,302
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.35% 02/25/35
2
$ 12,315,000 $ 12,510,516
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
1.20% 11/25/33
2
16,050,000 16,338,524
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.18% 10/27/36
2
24,361,000 24,671,491
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.81% 10/25/35
2
182,528 183,142
Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
0.40% 01/25/36
2
27,456,746 27,397,242
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
0.62% 02/25/36
2
130,021 129,353
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.45% 10/25/32
1,2,3
4,970,000 4,975,517
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
0.69% 07/25/33
2
3,059 2,873
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
0.59% 02/26/35
2
5,668 5,190
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
0.45% 06/25/42
1,2
11,662,729 10,718,973
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.44% 10/25/37
1,2
34,865,185 35,240,704
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5 (STEP-reset date 08/25/21)
5.20% 09/25/36 177,397 180,206
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 08/25/21)
5.12% 03/25/37 458,459 471,069
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
0.38% 08/25/36
2
224,580 225,406

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 08/25/21)
7.25% 05/25/36 $ 37,062,355 $ 26,277,703
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)
0.34% 06/25/37
2
143,517 143,040
Clear Creek CLO,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.39% 10/20/30
1,2,3
27,190,000 27,194,078
College Loan Corp. Trust,
Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
0.67% 01/15/37
2
2,245,882 2,075,289
Conseco Finance Corp.,
Series 1996-7, Class M1
7.70% 09/15/26
4
457,122 461,868
Conseco Finance Corp.,
Series 1998-3, Class A6
6.76% 03/01/30
4
95,122 95,179
Conseco Finance Corp.,
Series 1998-6, Class A8
6.66% 06/01/30
4
9,633 9,644
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
4
205,928 206,734
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
0.55% 11/25/35
2
1,768,041 1,768,251
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
0.89% 10/25/47
2
9,330,680 9,279,418
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/21)
3.95% 01/25/33 11,183 11,433
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
1.11% 11/25/33
2
64,120 63,585
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 10/25/36
2
45,646,971 39,727,549
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.28%)
0.37% 10/25/36
2
13,121,688 12,193,945
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
0.24% 11/25/36
2
26,967,997 16,184,436
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 08/25/21)
3.26% 01/25/37 $ 6,812,456 $ 2,991,333
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 08/25/21)
3.26% 01/25/37 12,802,227 5,625,311
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
0.26% 04/25/37
2
24,258,855 18,373,344
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/21)
3.74% 02/25/37 29,560,038 23,875,643
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 08/25/21)
3.74% 02/25/37 21,642,349 17,477,313
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 08/25/21)
3.74% 02/25/37 3,935,628 3,178,618
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 08/25/21)
6.28% 12/25/36 5,268,016 460,828
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
0.98% 11/15/28
1,2,3
18,300,088 18,311,929
Dryden 83 CLO Ltd.,
Series 2020-83A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.46% 01/18/32
1,2,3
29,220,000 29,259,155
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.08% 04/15/29
1,2,3
22,948,000 22,930,560
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.43% 01/15/34
1,2,3
23,950,000 24,015,863
Eaton Vance CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.83% 10/15/30
1,2,3
34,575,000 34,648,991
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.44% 07/26/66
1,2
35,436,103 36,485,507

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.89% 04/26/32
1,2
$ 11,435,255 $ 11,479,743
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.83% 04/25/35
2
14,084 14,142
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.14% 03/25/36
2
9,337,059 9,394,340
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
1.44% 03/25/36
1,2
11,677,025 11,922,996
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
4
8,753 8,867
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 08/25/21)
5.80% 11/25/32 36,213 37,430
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.41% 10/25/36
2
11,923,213 9,706,424
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.48%)
0.57% 10/25/36
2
751,849 620,637
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.20% 12/25/37
2
6,569,346 6,107,317
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.25% 12/25/37
2
18,066,292 16,857,326
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.30% 12/25/37
2
13,093,860 12,262,328
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.30%)
0.39% 04/25/36
2
16,772,901 16,655,219
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.46%)
0.55% 07/25/36
2
28,155,605 27,676,703
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
0.23% 01/25/38
2
63,377,842 44,031,990
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 03/25/37
2
$ 56,999,906 $ 38,261,990
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.19% 03/25/37
2
24,199,877 14,751,766
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.24% 03/25/37
2
13,873,402 8,533,591
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.31% 03/25/37
2
25,831,907 16,089,101
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
1.26% 07/19/34
1,2,3
52,500,000 52,531,448
Galaxy XXIX CLO Ltd.,
Series 2018-29A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
0.95% 11/15/26
1,2,3
2,977,539 2,978,394
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
0.38% 05/25/36
2
25,000,000 24,551,940
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
27,455,542 27,715,068
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.61% 06/25/30
2
12,823 9,792
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.60% 08/25/42
2
2,031,176 1,908,807
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
0.74% 09/25/41
1,2
17,433,673 17,398,731
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 07/20/31
1,2,3
10,025,000 10,045,050
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
1.29% 10/29/29
1,2,3
5,283,000 5,283,792

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GSAA Home Equity Trust,
Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
0.65% 10/25/35
2
$ 1,164,353 $ 1,166,588
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(LIBOR USD 1-Month plus 0.64%)
0.73% 10/25/35
2
118,599 117,815
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(LIBOR USD 1-Month plus 0.64%)
0.73% 10/25/35
2
76,650 76,418
GSAA Home Equity Trust,
Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.65%)
0.74% 06/25/35
2
113,000 113,701
GSAMP Trust,
Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
0.44% 12/25/35
2
25,415,360 24,967,828
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.67% 02/25/36
2
74,014 73,209
GSAMP Trust,
Series 2007-HE2, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.33% 03/25/47
2
75,590,910 70,010,093
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
0.37% 10/25/36
2
57,017,657 24,736,609
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 35,904 36,207
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
611,270 687,478
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
40,350,462 44,781,665
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
0.75% 09/25/35
2
463,369 466,158
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 08/25/21)
6.33% 07/25/36 31,945,603 13,880,075
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 08/25/21)
6.50% 07/25/36 4,454,737 1,927,708
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.24% 05/25/37
2
26,723,468 25,488,163
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(LIBOR USD 1-Month plus 0.26%)
0.35% 06/25/37
2
$ 166,570 $ 165,537
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
0.19% 03/25/47
2
123,715 75,789
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 08/25/21)
4.22% 03/25/47 8,093,163 6,444,531
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 08/25/21)
4.22% 05/25/35 6,811,384 5,423,833
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 08/25/21)
4.22% 03/25/47 3,096,084 2,465,353
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.37% 03/25/47
2
240,000 232,977
LCM XIII LP,
Series 13A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.33% 07/19/27
1,2,3
25,575,000 25,578,836
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.42% 07/15/27
1,2,3
13,164,787 13,166,499
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
1.23% 10/20/27
1,2,3
4,683,771 4,686,726
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.07% 04/20/28
1,2,3
20,676,623 20,662,976
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
0.29% 06/25/37
1,2
223,246 177,569
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 2A3
5.62% 03/25/37
1,4
1,104,048 1,135,620
Lehman XS Trust,
Series 2006-5, Class 1A1A
(LIBOR USD 1-Month plus 0.42%)
0.51% 04/25/36
2
24,116,454 23,250,806
Lehman XS Trust,
Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
0.41% 06/25/36
2
32,328,542 29,764,879

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
1.37% 07/15/36
1,2,3
$ 45,000,000 $ 45,154,661
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
0.99% 10/25/34
2
107,232 106,566
Lucali CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
1.45% 01/15/33
1,2,3
11,550,000 11,570,293
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.29% 04/19/33
1,2,3
30,825,000 30,875,861
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
0.93% 04/15/29
1,2,3
7,077,500 7,048,128
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
1.25% 07/17/34
1,2,3
20,500,000 20,518,553
Magnetite XVIII Ltd.,
Series 2016-18A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.24% 11/15/28
1,2,3
20,600,000 20,610,506
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.45% 01/25/32
1,2,3
27,025,000 27,049,214
Magnetite XXVII Ltd.,
Series 2020-27A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 07/20/33
1,2,3
1,660,000 1,661,277
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.39% 11/25/36
2
13,858,775 6,460,823
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.42%)
0.51% 11/25/36
2
3,849,660 1,761,300
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
0.30% 05/25/37
2
24,653,974 24,018,881
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 04/25/37
2
$ 158,107,518 $ 97,095,021
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
0.26% 04/25/37
2
30,739,854 17,304,143
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.34% 04/25/37
2
64,395,133 36,821,569
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.33% 05/25/37
2
31,773,970 18,708,590
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
0.41% 05/25/37
2
15,691,366 9,389,196
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.27% 06/25/37
2
12,548,954 9,359,542
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.34% 06/25/37
2
16,760,442 15,342,999
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
0.21% 07/25/37
2
27,446,243 24,312,735
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
0.25% 07/25/37
2
20,118,778 17,898,687
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 08/25/21)
3.85% 03/25/37 29,237,198 10,685,000
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 08/25/21)
3.85% 03/25/37 22,882,949 8,362,597
Mid-State Capital Corp. Trust,
Series 2004-1, Class A
6.01% 08/15/37 178,135 188,455
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 10,802,947 11,571,607
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
8,616,518 9,187,945
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 173,113 182,788

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
0.21% 04/25/37
2
$ 4,855,661 $ 2,067,095
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.37% 09/25/36
2
3,721,108 3,688,772
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV4
(LIBOR USD 1-Month plus 0.23%)
0.32% 03/25/37
2
101,077 100,433
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.34% 06/25/37
2
7,333,608 7,170,893
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.60% 06/25/31
2
734,926 735,868
Navient Student Loan Trust,
Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
0.73% 03/25/83
2
35,832,617 35,739,764
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
0.71% 03/25/83
2
61,732,204 61,521,239
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
0.71% 03/25/83
2
92,759,729 92,410,934
Navient Student Loan Trust,
Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
0.70% 03/25/83
2
38,380,224 38,254,130
Navient Student Loan Trust,
Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
0.70% 03/25/83
2
78,872,397 78,554,999
Navient Student Loan Trust,
Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
0.69% 04/25/40
2
59,011,288 59,364,472
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
0.66% 11/26/40
2
116,759,335 116,497,209
Navient Student Loan Trust,
Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.24% 03/25/66
1,2
57,506,057 59,216,046
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
0.60% 08/23/36
1,2
11,684,369 11,593,688
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2007-2A, Class A3L
(LIBOR USD 3-Month plus 0.35%)
0.50% 03/25/26
1,2
$ 19,397,035 $ 19,350,032
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.69% 10/27/36
1,2
10,147,760 10,110,534
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.04% 11/25/48
1,2
11,630,000 11,935,349
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
0.64% 07/25/46
1,2
56,584,112 56,478,792
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.68% 04/25/46
1,2
105,552,008 105,149,802
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
0.99% 06/25/54
1,2
8,890,000 8,887,433
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.44% 04/20/33
1,2,3
25,455,000 25,494,659
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
1.17% 01/25/34
2
110,719 110,191
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.77% 03/25/35
2
377,394 376,098
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 02/25/36
2
180,686 180,086
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
0.75% 02/25/36
2
57,910 55,430
Nomura Home Equity Loan, Inc., Home Equity Loan Trust,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
0.36% 03/25/36
2
12,307,563 12,272,545
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.08% 10/25/41
2
15,569,899 15,601,421
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
21,028,664 8,744,849

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.,
Series 2020-19A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
1.94% 07/20/31
1,2,3
$ 16,640,000 $ 16,654,360
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
0.00% 07/02/35
1,2,3
33,250,000 33,273,308
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.44% 10/19/32
1,2,3
14,400,000 14,414,688
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 01/25/36
2
7,592,828 7,320,299
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
0.37% 05/25/37
2
14,605,741 13,674,461
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.48%)
0.57% 05/25/37
2
18,154,005 16,592,873
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.37%)
1.53% 11/15/31
1,2,3
32,300,000 32,401,131
Palmer Square Loan Funding Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
1.24% 04/20/27
1,2,3
5,745,635 5,745,348
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.08% 10/24/27
1,2,3
40,461,488 40,483,701
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.19% 04/20/28
1,2,3
26,876,858 26,891,291
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
1.59% 01/20/34
1,2,3
50,000,000 50,290,000
PHEAA Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.69% 10/25/41
1,2
111,075,932 110,441,405
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 08/25/21)
3.45% 01/25/36 $ 22,910,000 $ 20,940,308
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
0.35% 11/25/36
2
42,958 42,590
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.40% 06/25/47
2
23,015,500 21,542,448
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.27% 04/20/34
1,2,3
42,760,000 42,603,498
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 18,572 12,159
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
0.92% 09/25/35
2
307,444 307,494
Residential Asset Mortgage Products Trust,
Series 2005-RZ4, Class M3
(LIBOR USD 1-Month plus 0.78%)
0.87% 11/25/35
2
163,237 163,225
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.59% 04/25/36
2
696,362 695,911
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
1.20% 10/15/29
1,2,3
26,680,000 26,667,460
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.38% 10/20/30
1,2,3
1,880,000 1,881,365
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
1.53% 01/20/32
1,2,3
23,840,000 23,887,203
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 08/25/21)
6.81% 06/25/16 171 173
Saxon Asset Securities Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.24% 01/25/47
2
2,749,421 2,698,126
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.33% 05/25/47
2
190,901 166,288

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust,
Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
0.49% 09/25/47
2
$ 32,151,768 $ 30,955,798
Scholar Funding Trust,
Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.20% 03/28/46
1,2
19,571,304 19,918,218
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/21)
3.01% 01/25/36 6,367,767 5,206,253
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(LIBOR USD 1-Month plus 0.28%)
0.37% 06/25/36
2
242,313 188,492
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
0.20% 02/25/37
2
5,992,467 3,671,232
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
0.36% 02/25/37
2
29,664,587 18,676,655
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.32% 02/25/37
2
40,055,414 21,871,466
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
0.22% 05/25/37
2
16,337,537 14,007,466
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
0.44% 05/25/37
2
12,321,629 10,829,842
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.24% 12/25/36
2
30,770,148 21,915,771
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
0.23% 01/25/37
2
16,223,950 14,303,253
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
0.33% 12/25/36
1,2
13,699,726 10,409,733
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.43% 01/20/34
1,2,3
41,060,000 41,180,018
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
31,606,439 31,824,966
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.45% 08/15/31
2
$ 269,727 $ 250,812
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.72% 12/15/32
2
11,815,009 12,071,403
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
0.71% 03/15/38
2
51,484 49,641
SLM Student Loan Trust,
Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
0.87% 03/15/33
1,2
4,549,524 4,465,020
SLM Student Loan Trust,
Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
0.78% 01/25/41
2
57,050,903 57,030,304
SLM Student Loan Trust,
Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
0.35% 01/25/41
2
32,176,500 31,502,327
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.34% 01/25/41
2
32,989,000 32,377,153
SLM Student Loan Trust,
Series 2007-1, Class A6
(LIBOR USD 3-Month plus 0.14%)
0.32% 01/27/42
2
32,050,000 31,149,166
SLM Student Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
0.40% 01/27/42
2
3,892,575 3,563,001
SLM Student Loan Trust,
Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.24% 01/25/22
2
2,261,991 2,199,077
SLM Student Loan Trust,
Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
1.03% 04/27/43
2
4,256,180 4,046,647
SLM Student Loan Trust,
Series 2007-7, Class A4
(LIBOR USD 3-Month plus 0.33%)
0.51% 01/25/22
2
271,333 266,318
SLM Student Loan Trust,
Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
0.83% 01/25/22
2
36,093,541 35,562,604
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.93% 04/25/23
2
82,068,397 81,075,651

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 01/25/83
2
$ 38,874,000 $ 36,937,505
SLM Student Loan Trust,
Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.18% 10/25/21
2
16,930 16,881
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 04/26/83
2
2,260,000 2,114,961
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.83% 07/25/22
2
1,978,831 1,998,499
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 04/25/73
2
8,849,000 8,831,660
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.88% 07/25/23
2
28,953,891 29,231,900
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/25/73
2
37,199,000 36,835,052
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.28% 07/25/23
2
12,375,166 12,417,112
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
31,424,000 30,970,432
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
17,206,000 17,183,362
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
2
2,587,383 2,601,553
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/75
2
625,000 628,614
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
2
59,117,095 59,542,729
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/83
2
45,100,000 45,542,127
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.84% 01/25/45
1,2
$ 152,517,113 $ 155,096,498
SLM Student Loan Trust,
Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
1.24% 10/25/34
2
2,607,511 2,659,080
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.04% 09/25/28
2
597,521 591,783
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.79% 01/25/29
2
12,622,833 12,429,832
SLM Student Loan Trust,
Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
0.74% 12/27/38
2
14,749,826 14,743,503
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.74% 05/26/26
2
21,843,135 21,437,757
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
0.77% 06/25/35
2
14,186,351 14,161,198
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2004-23XS, Class 2A1
(-1.00 X LIBOR USD 1-Month plus 0.45%, 4.55% Cap)
0.39% 01/25/35
2
44,637 44,661
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,450,000 16,108,514
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.34% 01/17/32
1,2,3
52,015,000 52,091,462
Treman Park CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
1.26% 10/20/28
1,2,3
16,141,731 16,145,444
Voya CLO Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.79% 07/19/31
1,2,3
44,530,000 44,545,586
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.20% 01/25/37
2
3,428,736 2,140,210

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
0.24% 01/25/37
2
$ 42,180,690 $ 26,515,512
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
0.32% 01/25/37
2
10,624,737 6,756,589
Total Asset-Backed Securities
(Cost $4,828,196,968) 4,840,233,014
BANK LOANS — 1 .62% *
Automotive — 0 .02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
19,812,770 19,670,416
Communications — 0 .29%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
13,224,793 13,158,669
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
49,757,050 49,153,746
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.86% 02/01/27
2
7,928,947 7,877,726
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.32% 07/17/25
2
15,974,707 15,792,995
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.57% 04/15/27
2
9,536,587 9,467,590
Diamond Sports Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.36% 08/24/26
2
46,989,317 28,663,719
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
2
16,739,880 16,779,135
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
2,3
5,901,831 5,953,501
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 5.50%)
8.75% 01/02/24
2,3
2,000,000 2,041,670
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
25,379,651 25,891,813
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
$ 22,889,876 $ 22,564,382
Sinclair Television Group, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.00%)
3.10% 04/01/28
2
12,850,000 12,769,687
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
51,032,237 50,557,892
260,672,525
Consumer Discretionary — 0 .02%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 02/06/23
2
11,617,246 11,604,525
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
2
7,704,402 7,742,423
19,346,948
Electric — 0 .08%
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
2
44,330,919 44,200,365
Homer City Generation LP,
Term Loan B, 1st Lien
(LIBOR plus 11.00%)
15.00% 04/05/23
2,5,6
5,218,065 3,783,097
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.83% 12/31/25
2
5,307,898 5,277,033
1.85% 12/31/25
2
21,799,407 21,672,643
74,933,138
Entertainment — 0 .01%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
2
7,799,140 6,892,919
Finance — 0 .04%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.85% 02/27/26
2,3
1,469,929 1,456,480
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.25% 12/01/27
2
2,985,000 2,987,910

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.07% 04/30/28
2
$ 28,600,000 $ 28,249,650
32,694,040
Food — 0 .05%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
43,358,206 43,239,621
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
2.10% 05/01/26
2,3
1,119,103 1,117,061
44,356,682
Gaming — 0 .05%
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.60% 07/21/25
2
4,962,500 4,984,211
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
2
19,436,758 19,293,606
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11% 12/27/24
2
11,572,708 11,518,432
2.11% 03/17/28
2
12,967,500 12,886,453
48,682,702
Health Care — 0 .66%
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 11/08/27
2
67,063,000 67,167,618
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
6,520,459 6,513,678
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
27,791,801 27,793,329
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 08/01/27
2
93,789,450 92,490,466
Gentiva Health Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/02/25
2
86,801,589 86,720,429
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.09% 11/15/27
2
54,880,917 54,390,556
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 03/15/28
2
$ 72,537,353 $ 72,174,666
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
2.38% 05/22/26
2
628,170 625,422
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
2
33,594,828 33,686,710
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
2
8,370,172 8,393,065
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
2
43,160,000 43,345,372
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 06/02/28
2
27,125,000 27,187,252
PPD, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.75% 01/13/28
2
19,950,000 19,951,596
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.84% 11/27/25
2
4,292,763 4,264,925
(LIBOR plus 3.00%)
3.10% 06/02/25
2
44,635,139 44,492,976
589,198,060
Industrials — 0 .17%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.83% 07/01/26
2
71,273,684 70,813,256
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/03/24
2
4,215,116 4,121,266
Michaels Cos, Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
2
28,240,000 28,392,496
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
15,343,782 15,145,157
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
2.35% 12/09/25
2
5,390,070 5,316,657

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
$ 26,003,768 $ 25,711,226
149,500,058
Information Technology — 0 .05%
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/07/24
2
13,182,323 13,126,299
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/17/25
2
8,860,917 8,818,828
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 06/11/25
2
6,353,008 6,322,926
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
7,502,049 7,424,890
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
5,699,775 5,641,153
41,334,096
Real Estate Investment Trust (REIT) — 0 .07%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/11/25
2
43,727,600 43,408,826
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 12/20/24
2
19,528,636 19,392,229
62,801,055
Retail — 0 .08%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
2
51,051,356 50,790,739
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.85% 11/19/26
2,3
23,670,228 23,385,475
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/15/28
2
1,343,074 1,345,948
75,522,162
Services — 0 .02%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
12,228,522 12,249,739
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 03/06/25
2
$ 2,522,167 $ 2,510,539
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
5,351,610 5,300,180
20,060,458
Transportation — 0 .01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
2
5,659,000 5,422,992
Total Bank Loans
(Cost $1,449,006,329) 1,451,088,251
CORPORATES — 21 .51% *
Automotive — 0 .01%
General Motors Co.
(LIBOR USD 3-Month plus 0.90%)
1.03% 09/10/21
2
8,685,000 8,696,908
Banking — 3 .50%
Bank of America Corp.
1.73% 07/22/27
4
177,430,000 178,949,044
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
136,560,000 137,709,036
3.09% 10/01/25
4
10,992,000 11,716,166
Bank of America Corp.,
Series N
1.66% 03/11/27
4
178,260,000 179,651,605
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
131,005,000 128,452,833
2.19% 06/05/26
1,3,4
78,561,000 80,460,232
2.59% 09/11/25
1,3,4
40,030,000 41,649,388
3.09% 05/14/32
1,3,4
98,280,000 101,384,433
3.75% 03/26/25
3
16,326,000 17,721,180
4.28% 01/09/28
1,3
34,500,000 38,402,665
4.55% 04/17/26
3
21,100,000 23,911,076
Discover Bank
(BKNT)
2.70% 02/06/30 10,000,000 10,483,404
3.20% 08/09/21 5,860,000 5,873,176
4.20% 08/08/23 15,255,000 16,434,598
Fifth Third Bancorp
2.55% 05/05/27 75,000 79,338
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,4
2,400,000 2,528,184
Grupo Aval Ltd.
(Cayman Islands)
4.38% 02/04/30
1,3
1,175,000 1,165,835

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
$ 44,819,000 $ 44,807,088
1.59% 05/24/27
3,4
46,550,000 46,674,755
1.75% 07/24/27
3,4
34,075,000 47,635,882
2.01% 09/22/28
3,4
180,117,000 180,838,010
2.63% 11/07/25
3,4
66,815,000 70,156,029
4.04% 03/13/28
3,4
20,000,000 22,202,443
4.29% 09/12/26
3,4
3,375,000 3,762,319
4.58% 06/19/29
3,4
10,000,000 11,565,234
JPMorgan Chase & Co.
2.01% 03/13/26
4
56,445,000 58,304,629
2.18% 06/01/28
4
1,290,000 1,321,854
4.02% 12/05/24
4
195,730,000 211,350,522
4.20% 07/23/29
4
8,345,000 9,597,457
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
31,375,000 31,423,763
2.86% 03/17/23
3,4
10,835,000 11,021,337
2.91% 11/07/23
3,4
136,630,000 140,985,812
3.87% 07/09/25
3,4
27,225,000 29,507,109
3.90% 03/12/24
3
27,591,000 29,925,781
4.05% 08/16/23
3
10,510,000 11,270,206
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
1,3,4
31,770,000 31,525,695
1.63% 09/23/27
1,3,4
96,720,000 96,314,100
2.69% 06/23/32
1,3,4
8,005,000 8,028,066
NatWest Group PLC
(United Kingdom)
1.64% 06/14/27
3,4
49,130,000 49,140,070
4.27% 03/22/25
3,4
15,240,000 16,547,744
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
171,185,000 171,880,045
1.53% 08/21/26
3,4
37,259,000 37,340,009
1.67% 06/14/27
3,4
36,750,000 36,693,230
3.37% 01/05/24
3,4
47,705,000 49,680,080
4.80% 11/15/24
3,4
114,250,000 124,973,400
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
27,746,000 30,275,880
Wells Fargo & Co.
2.19% 04/30/26
4
58,175,000 60,421,315
3.07% 04/30/41
4
102,312,000 105,140,259
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
87,063,000 90,418,934
2.39% 06/02/28
4
142,391,000 147,771,191
2.88% 10/30/30
4
122,613,000 129,931,740
4.15% 01/24/29 16,758,000 19,290,885
3,144,295,066
Communications — 3 .73%
AT&T, Inc.
2.55% 12/01/33
1
86,325,000 85,692,851
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
3.80% 12/01/57
1
$ 273,699,000 $ 287,479,074
4.30% 12/15/42 30,960,000 35,234,684
4.50% 05/15/35 48,155,000 56,568,880
4.75% 05/15/46 146,527,000 178,273,153
4.85% 03/01/39 4,620,000 5,620,931
5.25% 03/01/37 150,594,000 190,241,259
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
3,150,000 3,359,790
Cable One, Inc.
4.00% 11/15/30
1
13,219,000 13,268,571
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75% 02/15/28 100,000 110,371
4.80% 03/01/50 15,318,000 17,773,782
5.38% 04/01/38 2,030,000 2,507,150
5.38% 05/01/47 95,317,000 117,056,889
5.75% 04/01/48 26,342,000 33,765,702
Cox Communications, Inc.
2.60% 06/15/31
1
15,715,000 15,968,074
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
79,919,000 51,888,724
Frontier Communications Holdings LLC
5.00% 05/01/28
1
6,605,000 6,835,785
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
3,7,8
54,920,000 31,510,350
8.50% 10/15/24
1,3,7,8
149,759,000 90,042,599
9.75% 07/15/25
1,3,7,8
45,708,000 26,711,571
Level 3 Financing, Inc.
3.63% 01/15/29
1
13,390,000 12,954,875
3.88% 11/15/29
1
67,121,000 71,972,506
4.25% 07/01/28
1
5,290,000 5,371,695
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
55,170,000 64,691,570
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
16,882,000 17,658,677
Sinclair Television Group, Inc.
4.13% 12/01/30
1
6,088,000 5,989,070
Sirius XM Radio, Inc.
3.88% 08/01/22
1
1,910,000 1,917,640
Sprint Corp.
7.88% 09/15/23 12,820,000 14,580,519
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
10,767,750 10,787,132
4.74% 03/20/25
1
102,647,813 110,397,722
5.15% 03/20/28
1
299,325,000 344,927,164
TEGNA, Inc.
5.50% 09/15/24
1
148,000 150,775
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
5,535,000 5,730,102
3.68% 04/22/41
1,3
22,760,000 24,445,575
3.84% 04/22/51
1,3
68,301,000 73,884,808

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
15 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
3.98% 04/11/29
1,3
$ 9,225,000 $ 10,325,496
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 21,152,391
5.50% 09/01/41 30,584,000 37,962,263
T-Mobile USA, Inc.
2.25% 02/15/26
1
54,164,000 54,696,393
2.55% 02/15/31 38,653,000 39,194,142
2.63% 04/15/26 102,831,000 105,272,971
3.75% 04/15/27 73,175,000 80,923,809
3.88% 04/15/30 209,012,000 234,354,705
4.38% 04/15/40 6,315,000 7,422,809
4.50% 02/01/26 3,639,000 3,725,426
4.75% 02/01/28 16,028,000 17,230,100
Verizon Communications, Inc.
2.55% 03/21/31 124,750,000 127,725,184
3.55% 03/22/51 2,680,000 2,869,113
4.50% 08/10/33 8,190,000 9,798,733
ViacomCBS, Inc.
3.45% 10/04/26 2,913,000 3,164,941
4.20% 05/19/32 65,745,000 75,914,676
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
70,910,000 71,574,993
5.50% 05/15/29
1,3
71,116,000 76,538,595
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
24,113,000 23,721,714
Vodafone Group PLC
(United Kingdom)
4.88% 06/19/49
3
154,972,500 195,826,626
5.25% 05/30/48
3
59,411,500 78,427,119
Walt Disney Co. (The)
4.63% 03/23/40 46,500,000 59,303,816
3,352,496,035
Consumer Discretionary — 1 .03%
Altria Group, Inc.
3.70% 02/04/51 995,000 944,531
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 13,275,000 16,313,150
4.90% 02/01/46 47,251,000 59,912,730
Anheuser-Busch InBev Worldwide, Inc.
4.35% 06/01/40 46,730,000 55,719,731
4.38% 04/15/38 2,780,000 3,328,448
4.50% 06/01/50 14,815,000 18,083,037
4.60% 04/15/48 29,578,000 36,198,266
4.60% 06/01/60 63,922,000 78,801,564
5.45% 01/23/39 2,000,000 2,643,186
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,3
12,881,000 15,977,573
5.30% 05/15/48
1,3
39,836,000 52,045,411
BAT Capital Corp.
2.73% 03/25/31 25,230,000 24,869,098
3.56% 08/15/27 30,503,000 32,682,211
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
3.98% 09/25/50 $ 13,755,000 $ 13,419,679
4.39% 08/15/37 66,445,000 71,750,978
4.54% 08/15/47 118,090,000 125,812,863
4.76% 09/06/49 20,502,000 22,264,771
5.28% 04/02/50 5,356,000 6,231,418
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
11,770,000 12,268,975
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
15,312,000 16,123,912
3.50% 02/11/23
1,3
4,800,000 4,966,118
3.50% 07/26/26
1,3
44,905,000 48,248,182
4.25% 07/21/25
1,3
13,458,000 14,835,348
Imperial Brands Finance PLC
(EMTN)
(United Kingdom)
8.13% 03/15/24
3
1,758,000 2,867,534
Primo Water Holdings, Inc.
4.38% 04/30/29
1
24,905,000 24,936,131
Reynolds American, Inc.
5.70% 08/15/35 34,320,000 41,576,463
5.85% 08/15/45 96,522,000 118,487,629
Spectrum Brands, Inc.
3.88% 03/15/31
1
8,675,000 8,531,931
929,840,868
Electric — 0 .69%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 1,460,000 1,661,090
Alliant Energy Finance LLC
3.75% 06/15/23
1
31,081,000 32,943,039
American Electric Power Co., Inc.,
Series F
2.95% 12/15/22 4,511,000 4,642,922
American Electric Power Co., Inc.,
Series J
4.30% 12/01/28 8,480,000 9,769,416
Appalachian Power Co.
4.45% 06/01/45 100,000 120,341
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 10,424,693
Black Hills Corp.
4.35% 05/01/33 1,285,000 1,500,275
Cleco Power LLC
6.00% 12/01/40 1,545,000 2,090,845
Consolidated Edison Co. of New York, Inc.
3.70% 11/15/59 4,740,000 5,048,676
Consolidated Edison Co. of New York, Inc.,
Series 20B
3.95% 04/01/50 1,515,000 1,725,014

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.,
Series C
3.00% 12/01/60 $ 1,854,000 $ 1,719,006
Consolidated Edison Co. of New York, Inc.,
Series E
4.65% 12/01/48 14,546,000 18,006,925
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 13,023,518
4.25% 12/15/41 14,683,000 17,869,869
Duke Energy Corp.
2.55% 06/15/31 39,335,000 39,896,300
Empresas Publicas de Medellin ESP,
Series REGS
(Colombia)
4.38% 02/15/31
3
1,000,000 992,600
Evergy Missouri West, Inc.
8.27% 11/15/21 75,000 77,087
FirstEnergy Corp.
2.65% 03/01/30 6,225,000 6,209,460
FirstEnergy Corp.,
Series C
3.40% 03/01/50 31,804,000 31,257,708
FirstEnergy Transmission LLC
2.87% 09/15/28
1
36,945,000 38,317,056
4.35% 01/15/25
1
23,330,000 25,765,966
4.55% 04/01/49
1
13,175,000 15,305,063
5.45% 07/15/44
1
24,625,000 30,935,089
Florida Power & Light Co.
3.70% 12/01/47 1,340,000 1,588,740
Jersey Central Power & Light Co.
2.75% 03/01/32
1
4,660,000 4,732,752
4.30% 01/15/26
1
6,945,000 7,692,931
4.70% 04/01/24
1
49,765,000 54,189,308
6.40% 05/15/36 11,630,000 15,315,505
LG&E & KU Energy LLC
4.38% 10/01/21 14,595,000 14,595,000
Metropolitan Edison Co.
3.50% 03/15/23
1
10,715,000 11,097,601
4.00% 04/15/25
1
35,719,000 37,927,639
4.30% 01/15/29
1
16,746,000 18,764,650
Minejesa Capital BV
(Netherlands)
5.63% 08/10/37
1,3
4,400,000 4,779,720
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
13,350,000 13,416,750
Narragansett Electric Co. (The)
3.40% 04/09/30
1
6,655,000 7,299,590
Pennsylvania Electric Co.
3.25% 03/15/28
1
125,000 131,409
4.15% 04/15/25
1
28,335,000 30,390,339
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 15,613,653
5.35% 10/01/21 5,065,000 5,084,380
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Southwestern Electric Power Co.
3.55% 02/15/22 $ 15,882,000 $ 16,070,927
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 36,488,000 38,746,771
Tucson Electric Power Co.
4.85% 12/01/48 8,755,000 11,416,982
618,156,605
Energy — 2 .05%
Antero Resources Corp.
8.38% 07/15/26
1
1,960,000 2,224,600
Energy Transfer LP
4.00% 10/01/27 29,583,000 32,566,779
4.20% 04/15/27 2,685,000 2,969,462
4.90% 03/15/35 5,160,000 5,978,857
4.95% 06/15/28 26,678,000 30,883,326
5.00% 05/15/50 38,243,000 44,232,287
5.15% 03/15/45 55,436,000 64,063,557
5.30% 04/01/44 6,630,000 7,668,755
5.35% 05/15/45 4,421,000 5,147,602
5.40% 10/01/47 135,238,000 160,363,410
5.50% 06/01/27 52,203,000 61,277,938
6.13% 12/15/45 16,239,000 20,721,374
Exxon Mobil Corp.
3.45% 04/15/51 7,866,000 8,579,015
3.57% 03/06/45 1,433,000 1,578,348
4.11% 03/01/46 2,129,000 2,519,757
4.23% 03/19/40 86,653,000 103,574,671
4.33% 03/19/50 64,250,000 79,879,821
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
19,293,000 18,990,269
Hess Corp.
4.30% 04/01/27 15,205,000 16,926,358
5.60% 02/15/41 64,456,000 80,657,583
HollyFrontier Corp.
5.88% 04/01/26 15,800,000 18,300,765
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
1,800,000 1,871,640
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
23,199,000 24,122,320
5.75% 04/19/47
3
8,086,000 10,127,149
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 7,058,597
Kinder Morgan Energy Partners LP
4.70% 11/01/42 2,171,000 2,546,534
5.00% 08/15/42 5,775,000 6,940,882
5.40% 09/01/44 5,000,000 6,269,924
5.80% 03/15/35 9,835,000 12,676,322

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
17 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Kinder Morgan, Inc.
5.30% 12/01/34 $ 4,570,000 $ 5,654,610
5.55% 06/01/45 9,831,000 12,748,039
6.95% 06/01/28 5,465,000 6,998,908
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 150,000 214,991
Occidental Petroleum Corp.
4.40% 08/15/49 7,000,000 6,736,111
4.50% 07/15/44 16,521,000 16,039,237
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
44,071,000 45,406,278
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
11,085,000 10,782,934
6.50% 01/23/29
3
80,000 82,440
6.63% 06/15/35
3
47,662,000 46,089,154
6.75% 09/21/47
3
148,565,000 131,667,217
6.95% 01/28/60
3
34,555,000 30,667,562
7.69% 01/23/50
3
112,817,000 108,727,384
Petronas Capital Ltd.
(Malaysia)
3.50% 04/21/30
1,3
30,277,000 33,255,954
Petronas Capital Ltd.
(Morocco)
2.48% 01/28/32
1,3
13,050,000 13,104,810
Petronas Capital Ltd.,
Series REGS (EMTN)
(Morocco)
2.48% 01/28/32
3
5,000,000 5,021,000
Phillips 66 Partners LP
4.90% 10/01/46 5,485,000 6,540,642
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,332,000 33,078,345
3.80% 09/15/30 8,920,000 9,557,318
4.50% 12/15/26 5,500,000 6,184,085
4.65% 10/15/25 12,760,000 14,345,430
Rockies Express Pipeline LLC
4.80% 05/15/30
1
5,125,000 5,150,625
4.95% 07/15/29
1
84,805,000 87,666,146
6.88% 04/15/40
1
44,867,000 47,783,355
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
56,064,970 51,019,123
Sabine Pass Liquefaction LLC
5.00% 03/15/27 9,915,000 11,456,899
5.63% 03/01/25 2,940,000 3,362,416
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
6,500,000 6,567,600
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 59,009
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
$ 21,442,000 $ 25,567,441
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
1
5,000,000 5,087,500
TC PipeLines LP
4.38% 03/13/25 8,000,000 8,809,684
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 28,675,000 29,248,500
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
18,023,500 18,720,198
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
17,737,850 17,968,708
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
31,359,000 31,561,266
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
36,056,900 36,518,428
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 8,570,000 8,997,900
6.88% 09/01/27 18,450,000 19,746,666
Williams Cos., Inc. (The)
5.40% 03/04/44 5,000,000 6,350,473
6.30% 04/15/40 26,560,000 36,523,763
1,841,786,051
Finance — 3 .62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.30% 01/23/23
3
16,075,000 16,661,209
3.50% 05/26/22
3
24,610,000 25,202,260
3.65% 07/21/27
3
16,845,000 18,006,067
3.88% 01/23/28
3
5,015,000 5,386,654
3.95% 02/01/22
3
103,630,000 105,388,906
4.13% 07/03/23
3
2,815,000 2,986,491
4.45% 12/16/21
3
20,560,000 20,874,440
4.63% 07/01/22
3
3,030,000 3,152,320
4.88% 01/16/24
3
36,460,000 39,695,036
Air Lease Corp.
2.25% 01/15/23 18,850,000 19,359,124
3.00% 09/15/23 28,655,000 29,953,759
3.25% 03/01/25 19,930,000 21,226,560
3.25% 10/01/29 5,000,000 5,205,642
3.50% 01/15/22 48,195,000 48,996,965
3.75% 02/01/22 26,209,000 26,565,985
4.25% 09/15/24 5,554,000 6,068,158
4.63% 10/01/28 2,000,000 2,261,417
Air Lease Corp.
(MTN)
2.30% 02/01/25 41,695,000 43,140,491
3.00% 02/01/30 2,000,000 2,028,651

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 18
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
4.25% 02/01/24 $ 5,000,000 $ 5,418,111
Alta Wind Holdings LLC
7.00% 06/30/35
1,5,6
3,544,997 4,026,927
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
1,3
43,160,000 44,482,399
3.63% 05/01/22
1,3
15,545,000 15,906,361
3.95% 07/01/24
1,3
35,499,000 37,870,580
5.13% 10/01/23
1,3
68,891,000 74,505,132
5.25% 05/15/24
1,3
22,545,000 24,803,142
5.50% 01/15/23
1,3
14,689,000 15,605,342
Citigroup, Inc.
1.12% 01/28/27
4
2,423,000 2,389,767
1.46% 06/09/27
4
157,700,000 157,066,937
2.67% 01/29/31
4
7,145,000 7,394,326
3.67% 07/24/28
4
5,220,000 5,761,766
Daimler Finance North America LLC
3.75% 11/05/21
1
5,103,000 5,162,378
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
54,915,000 55,213,427
Discover Financial Services
3.85% 11/21/22 8,794,000 9,218,501
Ford Motor Credit Co. LLC
3.22% 01/09/22 107,389,000 108,672,299
3.34% 03/28/22 48,646,000 49,410,928
4.25% 09/20/22 19,823,000 20,522,554
5.60% 01/07/22 24,123,000 24,648,158
5.88% 08/02/21 21,050,000 21,183,667
(LIBOR USD 3-Month plus 0.88%)
1.07% 10/12/21
2
58,605,000 58,533,179
(LIBOR USD 3-Month plus 1.08%)
1.26% 08/03/22
2
11,865,000 11,820,506
(LIBOR USD 3-Month plus 1.27%)
1.42% 03/28/22
2
77,615,000 77,438,957
(LIBOR USD 3-Month plus 3.14%)
3.34% 01/07/22
2
12,075,000 12,193,122
GE Capital Funding LLC
4.40% 05/15/30 48,145,000 56,144,893
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
392,652,000 469,101,344
General Motors Financial Co., Inc.
3.15% 06/30/22 11,161,000 11,441,473
3.45% 04/10/22 24,235,000 24,682,938
4.20% 11/06/21 132,055,000 133,823,829
4.38% 09/25/21 91,205,000 92,058,293
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
4
122,830,000 122,507,366
1.54% 09/10/27
4
104,140,000 103,856,926
2.88% 10/31/22
4
12,005,000 12,109,101
2.91% 06/05/23
4
4,605,000 4,705,960
3.27% 09/29/25
4
120,490,000 128,775,290
3.85% 01/26/27 140,000 154,380
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 160,000 160,014
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
$ 13,327,000 $ 13,128,572
Intercontinental Exchange, Inc.
1.85% 09/15/32 1,080,000 1,027,139
JPMorgan Chase & Co.
0.97% 06/23/25
4
99,825,000 99,966,273
1.58% 04/22/27
4
129,440,000 130,177,472
2.08% 04/22/26
4
32,845,000 33,990,698
Morgan Stanley
1.59% 05/04/27
4
126,115,000 127,019,112
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
11,735,000 12,034,731
3.77% 03/08/24
1,3,4
51,430,000 54,030,627
4.36% 08/01/24
1,3,4
104,478,000 112,140,360
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
10,746,000 11,298,151
5.50% 02/15/24
1,3
96,095,000 105,694,458
Pipeline Funding Co. LLC
7.50% 01/15/30
1
22,556,032 28,919,413
Raymond James Financial, Inc.
4.95% 07/15/46 51,716,000 67,059,311
3,247,416,725
Food — 0 .40%
JBS USA LLC/JBS USA Finance, Inc.
(Canada)
6.75% 02/15/28
1,3
32,000,000 35,120,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
9,097,000 9,299,302
5.50% 01/15/30
1,3
33,255,000 37,235,624
6.50% 04/15/29
1,3
27,000,000 30,470,729
Kraft Heinz Foods Co.
3.00% 06/01/26 4,173,000 4,448,809
3.75% 04/01/30 5,250,000 5,767,190
4.25% 03/01/31 17,850,000 20,296,956
4.38% 06/01/46 3,582,000 4,062,381
4.63% 01/30/29 2,000,000 2,330,252
5.00% 07/15/35 34,302,000 42,105,705
5.00% 06/04/42 10,220,000 12,503,094
5.20% 07/15/45 23,261,000 28,931,252
6.50% 02/09/40 6,240,000 8,691,045
6.75% 03/15/32 3,475,000 4,711,871
Pilgrim's Pride Corp.
4.25% 04/15/31
1
1,429,000 1,482,560
5.88% 09/30/27
1
4,269,000 4,557,363
Post Holdings, Inc.
4.50% 09/15/31
1
28,780,000 28,757,638
4.63% 04/15/30
1
46,710,000 47,554,517
5.50% 12/15/29
1
12,748,000 13,700,084
5.63% 01/15/28

10,230,000 10,831,012

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
19 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
5.75% 03/01/27
1
$ 2,991,000 $ 3,133,073
355,990,457
Gaming — 0 .00%
MGM Resorts International
6.00% 03/15/23 30,000 32,116
Health Care — 2 .70%
AbbVie, Inc.
4.05% 11/21/39 61,222,000 71,152,284
4.25% 11/21/49 5,933,000 7,122,574
4.40% 11/06/42 62,889,000 76,487,446
4.45% 05/14/46 15,404,000 18,682,219
4.50% 05/14/35 18,713,000 22,568,893
Aetna, Inc.
4.13% 11/15/42 6,375,000 7,315,891
Amgen, Inc.
4.40% 05/01/45 1,260,000 1,530,390
Bausch Health Americas, Inc.
9.25% 04/01/26
1
2,722,000 2,970,927
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
2,805,000 2,907,086
3.95% 04/15/45
1
10,790,000 11,616,353
4.25% 12/15/25
1
19,992,000 22,296,831
4.38% 12/15/28
1
118,100,000 135,434,900
4.40% 07/15/44
1
59,691,000 69,066,907
4.63% 06/25/38
1
36,299,000 43,267,616
4.88% 06/25/48
1
93,846,000 118,046,051
5.50% 08/15/25
1
13,932,000 15,968,762
5.50% 07/30/35
1
3,820,000 4,755,600
Bayer U.S. Finance LLC
3.38% 10/08/24
1
2,055,000 2,208,068
Becton Dickinson and Co.
2.82% 05/20/30 14,175,000 14,860,480
3.30% 03/01/23 10,000,000 10,388,546
3.36% 06/06/24 2,235,000 2,395,165
Centene Corp.
2.45% 07/15/28 25,477,000 25,827,297
3.00% 10/15/30 132,991,000 136,785,233
4.25% 12/15/27 75,412,000 79,559,660
5.38% 06/01/26
1
1,000,000 1,048,750
Cigna Corp.
2.38% 03/15/31 25,550,000 25,917,573
3.20% 03/15/40 4,157,000 4,321,292
3.88% 10/15/47 27,722,000 31,113,971
4.50% 02/25/26 6,097,000 6,946,257
4.80% 08/15/38 26,478,000 33,014,415
4.80% 07/15/46 38,613,000 49,164,521
CommonSpirit Health
2.76% 10/01/24 11,198,000 11,794,766
2.78% 10/01/30 17,835,000 18,622,992
3.35% 10/01/29 37,085,000 40,223,849
4.35% 11/01/42 2,860,000 3,357,824
CVS Health Corp.
4.78% 03/25/38 23,581,000 29,053,700
4.88% 07/20/35 22,450,000 27,442,650
5.05% 03/25/48 123,050,000 160,147,395
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
5.13% 07/20/45 $ 110,220,000 $ 143,593,488
Elanco Animal Health, Inc.
4.91% 08/27/21 20,850,000 20,999,286
5.27% 08/28/23 37,890,000 40,852,809
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
8,964,000 9,239,488
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
67,592,000 67,702,382
HCA, Inc.
4.13% 06/15/29 10,936,000 12,336,469
4.50% 02/15/27 9,356,000 10,583,815
4.75% 05/01/23 8,906,000 9,546,897
5.00% 03/15/24 52,796,000 58,376,935
5.25% 04/15/25 7,749,000 8,872,510
5.25% 06/15/26 45,878,000 53,104,872
5.25% 06/15/49 180,807,000 230,914,632
5.50% 06/15/47 43,055,000 56,518,729
7.05% 12/01/27 3,730,000 4,524,218
Hologic, Inc.
3.25% 02/15/29
1
10,792,000 10,730,162
Humana, Inc.
3.13% 08/15/29 19,729,000 21,264,269
Molina Healthcare, Inc.
3.88% 11/15/30
1
55,275,000 57,613,862
4.38% 06/15/28
1
28,929,000 30,276,043
5.38% 11/15/22 16,345,000 17,151,952
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 4,300,000 4,532,661
Organon & Co/Organon Foreign Debt Co.-Issuer BV
4.13% 04/30/28
1
16,539,000 16,887,146
5.13% 04/30/31
1
14,201,000 14,647,621
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
1,3
11,885,000 11,924,102
1.75% 09/02/27
1,3
16,295,000 16,083,457
Teleflex, Inc.
4.25% 06/01/28
1
75,000 78,305
Tenet Healthcare Corp.
4.63% 09/01/24
1
27,212,000 27,959,348
UnitedHealth Group, Inc.
3.05% 05/15/41 45,240,000 47,449,195
3.25% 05/15/51 38,230,000 40,905,323
3.88% 08/15/59 10,320,000 12,253,327
4.25% 04/15/47 13,825,000 17,065,445
4.25% 06/15/48 8,475,000 10,515,332
2,429,889,214
Industrials — 0 .51%
Amcor Finance USA, Inc.
3.63% 04/28/26 11,781,000 12,934,680
Berry Global, Inc.
1.57% 01/15/26
1
64,810,000 64,919,793
4.88% 07/15/26
1
64,388,000 68,213,291
Boeing Co. (The)
1.17% 02/04/23 12,010,000 12,056,570

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 20
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
1.43% 02/04/24 $ 174,540,000 $ 175,011,188
4.88% 05/01/25 19,940,000 22,357,592
General Electric Co.
(GMTN)
6.88% 01/10/39 4,273,000 6,408,234
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
2
9,790,000 9,673,575
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
11,550,000 9,443,752
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 18,663,000 25,888,862
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.18% 04/15/23
2
10,789,000 10,909,167
Heathrow Funding Ltd.
(United Kingdom)
5.23% 02/15/23
1,3
9,880,000 14,614,510
L3Harris Technologies, Inc.
3.95% 05/28/24 12,890,000 13,961,226
PowerTeam Services LLC
9.03% 12/04/25
1
9,305,000 10,247,052
456,639,492
Information Technology — 0 .40%
Amazon.com, Inc.
2.88% 05/12/41 19,740,000 20,391,708
3.10% 05/12/51 7,840,000 8,249,159
Fiserv, Inc.
3.20% 07/01/26 15,905,000 17,203,538
Intel Corp.
3.73% 12/08/47 590,000 675,819
4.60% 03/25/40 7,760,000 9,846,158
Oracle Corp.
1.65% 03/25/26 14,440,000 14,647,214
2.30% 03/25/28 56,500,000 58,038,009
2.88% 03/25/31 59,975,000 62,469,237
3.60% 04/01/40 12,483,000 13,187,213
3.60% 04/01/50 24,020,000 24,704,989
3.65% 03/25/41 86,945,000 92,378,235
3.85% 07/15/36 23,336,000 25,707,407
3.95% 03/25/51 8,155,000 8,915,894
356,414,580
Insurance — 0 .84%
Athene Global Funding
1.61% 06/29/26
1
66,330,000 66,410,099
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
164,780,000 166,265,365
Farmers Exchange Capital
7.05% 07/15/28
1
13,283,000 16,451,274
7.20% 07/15/48
1
18,415,000 26,371,653
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Farmers Exchange Capital II
6.15% 11/01/53
1,4
$ 48,520,000 $ 62,989,950
Farmers Exchange Capital III
5.45% 10/15/54
1,4
64,140,000 80,685,981
Farmers Insurance Exchange
4.75% 11/01/57
1,4
18,570,000 21,194,031
Nationwide Mutual Insurance Co.
2.41% 12/15/24
1,4
35,439,000 35,468,729
New York Life Insurance Co.
3.75% 05/15/50
1
37,890,000 42,500,811
Protective Life Global Funding
1.90% 07/06/28
1
56,210,000 56,424,976
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
137,590,000 142,261,278
4.27% 05/15/47
1
13,496,000 16,193,294
4.38% 09/15/54
1,4
19,950,000 21,117,504
754,334,945
Materials — 0 .24%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
28,849,000 30,415,428
4.50% 09/16/25
3
1,744,000 1,969,249
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
9,000,000 11,071,305
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
6.53% 11/15/28
3
5,767,000 7,094,246
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
5,950,000 5,923,833
3.27% 11/15/40
1
15,000,000 15,416,320
5.00% 09/26/48 111,499,000 144,504,544
216,394,925
Real Estate Investment Trust (REIT) — 1 .00%
American Campus Communities Operating Partnership LP
3.30% 07/15/26 21,300,000 22,880,529
3.63% 11/15/27 7,095,000 7,739,211
3.75% 04/15/23 45,679,000 47,902,791
3.88% 01/30/31 9,260,000 10,306,116
4.13% 07/01/24 4,095,000 4,459,286
Boston Properties LP
3.25% 01/30/31 40,845,000 43,765,872
CyrusOne LP/CyrusOne Finance Corp.
2.15% 11/01/30 7,265,000 6,915,119
2.90% 11/15/24 86,883,000 91,859,658
3.45% 11/15/29 7,045,000 7,513,436
Federal Realty Investment Trust
7.48% 08/15/26 18,825,000 23,483,123
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 33,037,000 35,224,049
4.00% 01/15/30 30,000 32,451
5.25% 06/01/25 75,515,000 85,105,405

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
21 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
5.30% 01/15/29 $ 34,755,000 $ 40,703,318
5.38% 11/01/23 36,796,000 40,218,304
5.38% 04/15/26 99,048,000 114,255,830
5.75% 06/01/28 34,128,000 40,654,932
Healthcare Realty Trust, Inc.
2.05% 03/15/31 5,590,000 5,415,910
3.88% 05/01/25 20,446,000 22,261,862
Healthcare Trust of America Holdings LP
2.00% 03/15/31 17,940,000 17,355,211
3.10% 02/15/30 5,095,000 5,418,631
3.75% 07/01/27 18,945,000 21,094,543
Hudson Pacific Properties LP
3.95% 11/01/27 12,607,000 13,831,456
4.65% 04/01/29 9,585,000 11,028,932
Kilroy Realty LP
3.45% 12/15/24 28,590,000 30,552,691
Life Storage LP
3.88% 12/15/27 6,960,000 7,774,964
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50% 01/15/28 265,000 280,768
Mid-America Apartments LP
4.30% 10/15/23 9,636,000 10,354,185
SL Green Operating Partnership LP
3.25% 10/15/22 49,011,000 50,453,181
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
2
21,735,000 21,740,236
SL Green Realty Corp.
4.50% 12/01/22 15,845,000 16,504,967
Ventas Realty LP
3.50% 02/01/25 12,540,000 13,543,081
3.75% 05/01/24 9,705,000 10,420,777
4.00% 03/01/28 2,000,000 2,250,472
4.88% 04/15/49 7,980,000 9,920,871
WEA Finance LLC
3.15% 04/05/22
1
6,330,000 6,425,176
899,647,344
Retail — 0 .18%
7-Eleven, Inc.
0.63% 02/10/23
1
58,715,000 58,756,432
(LIBOR USD 3-Month plus 0.45%)
0.61% 08/10/22
1,2
26,990,000 27,002,558
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
10,510,000 11,548,739
3.80% 01/25/50
1,3
49,432,000 53,295,449
Magic Mergeco, Inc.
5.25% 05/01/28
1
7,868,000 8,081,852
158,685,030
Services — 0 .29%
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
7,600,000 8,759,000
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
GFL Environmental, Inc.
(Canada)
3.75% 08/01/25
1,3
$ 1,631,000 $ 1,677,891
5.13% 12/15/26
1,3
3,974,000 4,210,602
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
41,762,000 46,433,080
4.13% 08/01/23
3
28,228,000 30,187,023
4.75% 02/15/25
1,3
40,180,000 45,081,960
4.75% 08/01/28
3
2,767,000 3,272,531
5.00% 11/01/22
1,3
83,285,000 87,372,950
Waste Pro USA, Inc.
5.50% 02/15/26
1
34,027,000 35,246,527
262,241,564
Transportation — 0 .32%
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00% 07/15/25 12,527,621 12,211,657
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 16,706,596 17,291,326
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 32,692,609 33,440,685
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 107,107 108,686
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 84,755,816 85,617,909
Empresa de Transporte de Pasajeros Metro SA
(Chile)
3.65% 05/07/30
1,3
9,660,000 10,399,956
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 10,301,548 11,357,350
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 1,089,009 1,121,922
SMBC Aviation Capital Finance DAC
(Ireland)
3.00% 07/15/22
1,3
20,315,000 20,785,133
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 12,072,911 12,411,670
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 2,355,674 2,504,178
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 30,359,353 31,725,524
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 7,451 7,495

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 22
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 $ 12,771,304 $ 13,532,220
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 30,854,890 32,551,909
285,067,620
Total Corporates
(Cost $18,344,363,931) 19,318,025,545
FOREIGN GOVERNMENT OBLIGATIONS — 0 .94%
Foreign Government Obligations — 0 .94%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
38,500,000 40,288,133
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
24,818,000 25,525,313
3.88% 06/12/30
3
22,393,000 22,666,195
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
18,300,000 18,695,280
2.55% 01/27/32
3
9,095,000 9,305,799
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
44,659,000 43,833,478
3.13% 04/15/31
3
3,613,000 3,540,018
4.50% 01/28/26
3
20,250,000 22,152,032
Croatia Government International Bond,
Series REGS
(Croatia)
6.00% 01/26/24
3
18,065,000 20,546,318
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
25,047,000 25,615,567
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
19,530,000 20,252,610
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
3,550,000 3,909,793
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
4,765,000 5,034,937
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
29,861,000 31,034,586
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
79,154,000 77,510,763
3.75% 01/11/28
3
30,000,000 32,847,000
3.77% 05/24/61
3
2,981,000 2,792,302
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
4.50% 04/22/29
3
$ 11,767,000 $ 13,338,277
4.75% 04/27/32
3
5,485,000 6,295,546
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
11,400,000 10,965,660
3.16% 01/23/30
3
63,774,000 67,043,055
3.88% 03/17/28
3
13,200,000 14,547,720
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
9,800,000 9,579,500
4.95% 04/28/31
1,3
3,477,000 4,006,599
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
17,340,000 17,798,166
Perusahaan Penerbit SBSN Indonesia III,
Series REGS
(Indonesia)
4.15% 03/29/27
3
5,100,000 5,727,300
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
16,141,000 16,668,811
4.13% 08/25/27
3
1,827,000 2,049,528
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
8,405,000 8,129,835
1.95% 01/06/32
3
7,040,000 6,944,256
2.46% 05/05/30
3
4,565,000 4,756,692
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
23,550,000 26,696,869
4.50% 04/23/28
3
30,438,000 36,023,373
4.63% 06/02/46
3
2,215,000 2,763,777
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
25,307,000 26,206,537
4.85% 09/30/29
3
29,185,000 31,053,934
5.75% 09/30/49
3
2,700,000 2,768,405
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
26,000,000 27,011,985
Saudi Government International Bond
(Saudi Arabia)
3.75% 01/21/55
1,3
2,155,000 2,284,300
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
11,200,000 12,224,733
3.25% 10/22/30
3
30,590,000 33,015,787
3.63% 03/04/28
3
24,942,000 27,610,295
4.50% 10/26/46
3
2,441,000 2,869,456

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
23 / June 2021
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
$ 15,570,000 $ 18,181,323
Total Foreign Government Obligations
(Cost $829,207,938) 842,111,843
MORTGAGE-BACKED — 38 .33% **
Non-Agency Commercial Mortgage-Backed — 1 .67%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
122,930,000 141,076,260
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2018-TALL, Class C
(LIBOR USD 1-Month plus 1.12%)
1.19% 03/15/37
1,2
18,000,000 17,623,406
Benchmark Mortgage Trust,
Series 2018-B2, Class A5
3.88% 02/15/51
4
7,085,000 8,023,834
BFLD Trust,
Series 2020-OBRK, Class A
(LIBOR USD 1-Month plus 2.05%)
2.12% 11/15/28
1,2
65,000,000 65,882,661
BGME Trust,
Series 2021-VR, Class A
3.09% 01/10/43
1,4
20,000,000 20,868,020
BGME Trust,
Series 2021-VR, Class B
3.09% 01/10/43
1,4
32,137,000 32,708,528
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E
(LIBOR USD 1-Month plus 1.95%)
2.02% 03/15/37
1,2
18,054,000 18,094,919
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(LIBOR USD 1-Month plus 0.92%)
0.99% 10/15/36
1,2
192,923,874 193,416,354
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
1
180,165,000 189,408,466
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
42,270,000 45,653,853
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
80,255,000 91,778,041
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.44% 03/10/39
1,4
272,551,000 6,277,899
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
32,645,000 34,857,319
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.76% 06/10/48 10,000,000 10,971,908
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05% 10/10/46 $ 440,000 $ 470,493
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
1.05% 05/15/36
1,2
14,000,000 14,031,229
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
31,135,000 33,331,117
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.67% 09/10/35
1,4
1,362,500 1,474,253
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
1
35,000,000 36,858,493
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA, Class A
(LIBOR USD 1-Month plus 1.20%)
1.27% 06/15/38
1,2
10,000,000 10,030,930
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
84,915,000 92,659,146
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
81,025,000 87,433,599
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5
3.91% 01/15/49 8,610,000 9,547,712
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class F
(LIBOR USD 1-Month plus 3.43%)
3.50% 03/15/37
1,2
25,927,492 26,021,712
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E
(LIBOR USD 1-Month plus 1.80%)
1.87% 05/15/36
1,2
26,449,000 26,492,313
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
147,667,000 153,516,245
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
1
15,810,000 16,722,873
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96% 01/15/32
1,4
48,830,000 51,930,691
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
1,4
56,465,000 58,577,350
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
8,710,000 9,572,091
1,505,311,715

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 4 .52%
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
0.63% 01/25/36
2
$ 257,929 $ 254,063
Adjustable Rate Mortgage Trust,
Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.40%)
0.49% 08/25/36
2
1,442,338 1,452,234
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 5,875 6,068
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.62% 09/25/35
2
376,994 365,600
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.12% 02/25/36
2
43,047,695 42,817,298
Alternative Loan Trust,
Series 2005-84, Class 1A1
2.33% 02/25/36
4
35,788 30,762
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
3.05% 02/25/37
4
1,113,688 1,113,658
Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.34%)
0.43% 06/25/46
2
813 3,242
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.29% 03/25/37
2
572,169 132,355
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
1.27% 10/25/46
2
37,842,535 31,313,521
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.22% 03/25/47
2
38,152,777 36,514,905
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
1.71% 10/25/34
2
4,668,441 4,758,427
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 11,720 11,977
Banc of America Funding Trust,
Series 2006-D, Class 3A1
2.89% 05/20/36
4
3,301,438 3,212,320
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2006-E, Class 2A1
2.65% 06/20/36
4
$ 50,797 $ 49,408
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 07/20/36
2
938,501 939,508
Banc of America Funding Trust,
Series 2006-H, Class 3A1
3.08% 09/20/46
4
783,210 729,983
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 08/27/36
1,2
11,673,050 11,315,934
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
0.22% 10/26/36
1,2
29,265,029 28,979,429
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,4
5,739,742 5,792,475
Banc of America Funding Trust,
Series 2016-R1, Class B2
3.50% 03/25/40
1,4
23,780,000 21,811,337
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
2.48% 07/25/34
4
27,992 28,601
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
2.68% 04/25/35
4
230,775 237,846
Banc of America Mortgage Trust,
Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00% 07/25/46
2
87,809 85,419
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 537,600 545,555
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 232,565 234,610
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 249,968 182,927
BCAP LLC Trust,
Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 1.30%)
1.39% 09/25/47
2
17,425,271 17,166,995
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
2.92% 05/25/35
4
10,382 10,503
Bear Stearns ALT-A Trust,
Series 2005-7, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.63% 08/25/35
2
96,763 97,587

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
25 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
2.95% 07/25/36
4
$ 1,577,053 $ 1,011,826
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
2.85% 04/25/34
4
5,658 5,668
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
2.61% 01/25/35
4
1,947,715 1,979,824
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
2.90% 10/25/36
4
313,869 288,605
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
0.34% 08/25/20
2
1,227,182 676,905
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 315,982 331,285
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 08/25/21)
5.50% 01/25/34 537,770 545,845
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 08/25/21)
5.75% 01/25/34 484,836 492,428
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
0.27% 10/25/36
2
1,333,634 1,242,059
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.25% 12/25/46
2
17,907,183 16,657,534
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
0.26% 06/25/47
2
370,280 351,960
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.34% 09/25/36
4
540,920 490,242
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,485,142 939,336
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.77% 06/25/35
4
1,234,482 1,259,285
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 05/25/20 341,619 216,355
ChaseFlex Trust,
Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.29% 09/25/36
2
6,264,515 5,336,541
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
82,408,002 83,576,424
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.17% 09/25/58
1,2
$ 72,844,870 $ 72,512,741
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
216,963,853 202,189,808
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
151,588,920 150,597,513
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
1,4
141,716,842 138,693,370
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
186,047,852 158,852,661
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
179,555,290 172,439,280
CIM Trust,
Series 2020-R4, Class A1A
3.30% 06/25/60
1,4
100,311,889 100,079,236
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
208,718,295 207,722,124
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
343,469,691 344,001,039
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
1,4
129,906,038 130,176,438
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
1,4
125,028,737 125,576,712
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
427,996,598 433,332,517
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
†,1,4
307,202,507 308,739,134
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 133,701 135,703
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
2.78% 03/25/36
4
8,667,256 7,671,755
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.19% 06/25/36
4
1,982,543 1,929,145
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
2.11% 03/25/37
4
280,777 248,568
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
2.89% 04/25/37
4
70,620 70,655

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
2.21% 02/20/36
1,2
$ 9,383,137 $ 8,754,311
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
0.83% 03/25/47
1,2
5,347,514 5,308,636
Citigroup Mortgage Loan Trust,
Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
0.63% 03/25/36
1,2
212,885 214,714
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.00% 02/25/34
4
15,194 15,232
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
2.77% 10/25/35
4
431,129 314,621
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.35% 11/25/35
2
123,188 106,680
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
1.88% 06/19/31
4
8,081 8,180
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 35,574 35,912
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.82% 08/25/34
4
707,334 707,334
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
0.75% 02/25/35
2
88,902 86,255
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
2.45% 06/25/34
4
63,088 63,948
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
2.44% 06/20/34
4
15,150 15,674
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
2.85% 09/20/34
4
663,366 668,158
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
3.20% 04/25/35
4
648,707 651,157
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-31, Class 2A3
2.54% 01/25/36
4
114,155 109,201
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.69% 05/25/35
2
2,905,705 2,469,523
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
3.60% 09/25/47
4
$ 615,905 $ 579,514
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.16% 03/25/37
4
1,084,335 951,532
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
2.72% 08/25/33
4
10,268 10,915
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,878 3,031
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 19,288 19,841
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
2.37% 06/25/34
4
80,289 84,541
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
0.79% 03/25/36
2
3,415,034 1,081,552
Credit Suisse Mortgage Capital Trust,
Series 2007-2, Class 3A4
5.50% 03/25/37 1,303,162 983,176
Credit Suisse Mortgage Capital Trust,
Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
1.84% 08/27/36
1,2
1,740,673 1,753,326
Credit Suisse Mortgage Capital Trust,
Series 2015-2R, Class 4A1
0.29% 06/27/47
1,4
144,876 146,204
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.29% 11/27/46
1,2
4,554,548 4,521,836
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.44% 02/25/60
1,4
22,072,287 22,673,944
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.47% 08/25/36
2
2,712,800 2,633,100
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.26%)
0.35% 12/25/36
2
1,640,591 780,808
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(LIBOR USD 1-Month plus 0.38%)
0.47% 02/25/37

519,421 504,054

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
27 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
1.79% 10/25/47
2
$ 27,066,717 $ 25,277,315
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 07/25/47
2
38,220,234 36,370,432
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 320,399 314,646
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.87% 02/25/36
4
671,943 602,709
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
0.81% 01/19/45
2
1,719,784 1,516,019
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
0.59% 02/19/45
2
112,507 111,940
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
0.57% 07/19/45
2
108,054 105,810
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.29% 10/19/36
2
15,698,277 13,498,972
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.23% 03/19/37
2
7,305,294 6,589,572
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
2.14% 08/25/34
4
5,068,859 5,095,359
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.33% 09/25/34
4
16,086 15,983
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
2.37% 10/25/34
4
892,065 923,393
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.50% 12/25/35
4
10,190,815 9,717,988
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.39% 02/25/36
4
11,883,188 9,807,177
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
2.39% 06/25/35
4
10,480,170 10,232,696
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.39% 09/25/35
4
9,032,930 8,831,971
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.35% 10/25/35
4
$ 11,472,370 $ 9,060,076
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.34% 11/25/35
4
12,141,803 11,100,589
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.38% 03/25/36
4
13,159,961 10,907,040
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A7
6.00% 02/25/37 9,111 5,647
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
3.15% 12/25/34
4
136,948 140,637
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
2.92% 01/25/37
4
65,692 52,662
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
2.92% 11/25/37
4
126,907 91,363
FNBA Mortgage Loan Trust,
Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.89% 08/19/34
2
339 339
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
3.00% 11/19/35
4
353,571 352,722
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
3.28% 05/19/36
4
1,560,446 959,642
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
0.57% 08/25/45
2
1,166,025 1,123,734
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
0.29% 10/25/45
2
13,002,634 12,213,857
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
0.25% 02/25/37
2
124,396 319,037
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
1
33,612,108 34,319,410
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
2.64% 08/25/34
4
2,049 2,053
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
2.38% 08/25/34
4
130,432 131,024
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
2.88% 10/25/35
4
2,209,045 1,680,810

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
2.96% 09/25/35
4
$ 69,573 $ 71,066
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
2.90% 05/25/37
4
1,565,857 1,227,847
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.19% 04/19/34
4
4,202 4,181
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
0.77% 01/19/35
2
252,104 240,154
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
2.73% 05/19/34
4
47,285 47,801
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
2.39% 06/19/34
4
1,834 1,914
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
0.57% 06/19/35
2
268,772 268,621
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.61% 07/19/35
4
37,748 34,303
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.29% 11/19/36
2
61,228,958 52,627,734
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
0.51% 09/19/46
2
64,439,415 61,873,090
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
1.09% 10/25/37
2
22,078,107 20,666,766
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.09% 10/25/37
2
17,843,444 18,022,313
Impac CMB Trust,
Series 2004-8, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
0.79% 10/25/34
2
166,882 169,249
Impac CMB Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.61% 04/25/35
2
2,868,808 2,799,571
Impac CMB Trust,
Series 2005-4, Class 1A1B
(LIBOR USD 1-Month plus 0.17%)
0.34% 05/25/35
2
3,544,125 3,398,108
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac Secured Assets Corp.,
Series 2004-3, Class M1
(LIBOR USD 1-Month plus 0.90%)
0.99% 11/25/34
2
$ 127,189 $ 128,441
Impac Secured Assets Corp.,
Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
0.99% 02/25/35
2
390,937 393,089
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.17%)
0.26% 11/25/36
2
6,158,985 5,759,330
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(LIBOR USD 1-Month plus 0.27%)
0.36% 02/25/37
2
9,316,073 8,788,581
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
0.20% 05/25/37
2
5,553,518 4,744,970
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
0.34% 05/25/37
2
45,146,522 37,864,379
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
2.84% 08/25/34
4
952,005 948,218
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
0.89% 08/25/34
2
16,440 15,626
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
0.95% 09/25/34
2
47,712 46,196
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
2.97% 03/25/35
4
273,555 277,596
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
2.81% 09/25/35
4
3,580,743 2,956,791
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
2.79% 10/25/35
4
21,672,123 18,826,357
IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1
2.87% 01/25/36
4
790,137 784,543
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
0.57% 04/25/35
2
471,608 436,271
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.16% 08/25/36
4
12,514,822 9,465,806

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
29 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.33% 08/25/36
2
$ 128,929 $ 126,184
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
0.29% 10/25/36
2
16,880,199 16,064,337
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.20%)
0.29% 01/25/37
2
38,196,789 38,039,816
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
2.78% 05/25/36
4
3,428,790 3,328,059
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
2.99% 05/25/36
4
22,484,617 17,695,724
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.04% 03/25/37
4
464,375 442,642
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.77% 06/25/37
4
3,110,989 3,036,450
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
2.79% 11/25/37
4
1,952,341 1,902,008
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
2.97% 05/25/36
4
516,961 405,216
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
2.99% 05/25/36
4
5,307,529 3,831,464
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
1.79% 11/25/33
4
80,050 79,531
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
2.53% 09/25/34
4
195,749 193,123
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
2.77% 08/25/35
4
93,500 95,194
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,736,506 1,527,670
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
2.51% 11/25/33
4
2,917 2,939
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
3.00% 05/25/36
4
647,448 596,701
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
3.04% 05/25/36
4
437,179 397,232
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
2.86% 06/25/36
4
$ 359,830 $ 316,121
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
2.86% 06/25/36
4
1,159,978 1,010,264
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
2.86% 08/25/36
4
339,307 315,816
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
2.58% 07/25/35
4
1,037,357 1,061,493
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
2.66% 05/25/37
4
1,867,823 1,647,593
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.20% 05/25/37
4
308,757 311,018
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
3.19% 06/25/37
4
2,618,797 2,372,429
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
2.98% 06/25/37
4
380,369 338,146
JPMorgan Resecuritization Trust,
Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)
0.28% 12/27/46
1,2
835,674 841,543
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.39% 11/25/35
2
5,027,844 4,991,282
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.63% 12/25/35
2
349,484 344,090
Lehman XS Trust,
Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.40%)
0.49% 08/25/46
2
11,633,312 11,536,580
Lehman XS Trust,
Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
0.33% 08/25/36
2
31,910 35,846
Lehman XS Trust,
Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.24%)
0.33% 03/25/47
2
22,954,721 22,558,967
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.07% 01/25/34
4
23,147 24,560
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
2.00% 11/25/33
4
548,382 548,993

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
2.88% 11/21/34
4
$ 2,622,029 $ 2,650,867
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 9A1
3.12% 10/25/34
4
218,291 222,239
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
2.61% 09/25/34
4
2,041,780 2,036,562
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
2.85% 05/25/36
4
5,675,062 3,663,206
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.76% 10/25/32
4
8,827 9,197
Mellon Residential Funding Corp. Mortgage Pass-Through
Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
0.77% 11/15/31
2
794,343 808,996
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.58% 10/25/33
4
255,352 257,819
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
2.73% 08/25/34
4
962,979 984,463
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.42%)
0.51% 02/25/36
2
7,230 7,146
Merrill Lynch Mortgage Investors Trust,
Series 2005-A6, Class 2A4
(LIBOR USD 1-Month plus 0.68%)
0.77% 08/25/35
2
2,264 2,284
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 2.40%)
2.44% 08/25/36
2
2,884,230 2,744,465
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.41% 01/25/35
2
94,973 92,046
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.13% 09/25/34
4
538,825 536,713
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
0.35% 04/25/35
2
1,467,013 1,432,547
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
725,385 304,478
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S (STEP-reset date 08/25/21)
5.50% 02/25/47 62,369 62,365
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 2B
(LIBOR USD 1-Month plus 0.24%)
0.57% 12/26/46
1,2
$ 2,195,986 $ 2,200,242
Morgan Stanley Resecuritization Trust,
Series 2014-R4, Class 2A
2.75% 08/26/34
1,4
94,312 95,005
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
0.88% 06/26/47
1,2
5,114,962 5,108,854
Morgan Stanley Resecuritization Trust,
Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
0.89% 08/26/47
1,2
2,641,256 2,629,020
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
0.73% 02/25/35
2
3,333,185 3,337,823
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.65% 10/25/35
2
3,646,092 3,631,361
MortgageIT Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.61% 12/25/35
2
657,076 660,867
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 08/25/21)
3.00% 07/25/59
1
60,227,321 60,615,408
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 08/25/21)
7.48% 11/25/29 47,008 47,049
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
3.52% 12/25/35
4
3,986,444 2,374,970
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.24% 04/25/35
4
190,398 142,634
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
3.30% 07/25/35
4
2,809,614 2,433,199
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.12% 01/25/46
2
4,499,334 4,289,209
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
3.98% 01/25/36
4
111,844 95,112
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.30% 01/25/36
4
10,834,994 9,489,112

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
31 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.37%)
0.46% 08/25/36
2
$ 18,861,918 $ 18,034,401
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.57% 08/25/36
4,5,6
19,252,169 392,228
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
0.47% 09/25/36
2
179,710 142,897
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.47% 02/25/36
4,5,6
65,765,054 906,795
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.68% 06/25/36
4,5,6
31,420,824 444,206
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.79% 08/25/36
4,5,6
71,948,020 1,686,167
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.47% 09/25/37
4,5,6
57,628,453 1,087,195
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.37% 03/25/37
4,5,6
36,413,139 447,412
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.28% 03/25/37
4,5,6
39,955,556 336,406
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.33% 04/25/37
4,5,6
81,941,887 762,879
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38% 06/25/37
4,5,6
29,236,734 357,296
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.41% 06/25/37
4,5,6
74,631,501 1,312,089
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.77% 12/25/34
4
203,502 205,342
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.89% 12/25/34
4
12,491 12,362
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
2.72% 12/25/34
4
309,079 324,795
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,926,714 1,918,917
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.16% 11/25/35
4
3,080,066 2,198,234
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
4.26% 09/25/36
4
496,864 472,605
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 4A1
3.90% 09/25/36
4
$ 245,211 $ 171,483
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
4.71% 11/25/36
4
63,221 61,524
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
3.37% 04/25/37
4
1,229,888 1,132,070
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
0.75% 06/20/33
2
38,198 38,076
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.73% 01/20/34
2
1,163 1,149
Sequoia Mortgage Trust,
Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
0.72% 05/20/34
2
222,500 222,812
Sequoia Mortgage Trust,
Series 2004-4, Class A
(LIBOR USD 6-Month plus 0.52%)
0.74% 05/20/34
2
89,924 87,730
Sequoia Mortgage Trust,
Series 2013-1, Class 1A1
1.45% 02/25/43
4
69,520 69,556
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
2.45% 02/25/34
4
18,949 18,730
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.71% 09/25/34
4
3,782,800 3,825,658
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
2.68% 10/25/34
4
91,444 91,444
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
2.47% 10/25/34
4
4,729,310 4,792,869
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.57% 10/25/34
4
1,723,217 1,651,330
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
1.26% 11/25/34
4
29,304 28,063
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
2.70% 01/25/35
4
428,329 436,988
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.58% 06/25/35
4
1,327,732 1,281,131
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
2.96% 09/25/35

12,013,762 9,210,518

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.41% 01/25/37
2
$ 20,059,726 $ 20,105,061
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-9, Class 2A1
3.21% 10/25/47
4
592,912 504,885
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.56%)
0.65% 02/25/36
2
486,871 468,575
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
2.50% 02/25/36
2
15,705,531 15,616,294
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(LIBOR USD 1-Month plus 0.42%)
0.51% 08/25/36
2
18,320,572 17,616,659
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.21% 10/25/36
2
16,939,940 16,180,951
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.62% 08/25/47
2
111,583,416 109,340,801
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 610 632
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.36% 09/25/33
4
107,880 111,467
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 5A4
2.43% 11/25/33
4
917,223 928,294
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 1,274,988 1,270,337
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
2.70% 06/25/37
4
1,759,870 1,438,384
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
2.09% 12/25/44
4
83,940 83,883
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.46%)
0.55% 01/25/37
2
12,716,710 6,736,163
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.48%)
0.57% 08/25/36
2
$ 15,343,013 $ 7,541,965
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.55% 06/25/33
4
2,108,494 2,191,926
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
2.58% 06/25/34
4
20,602 21,210
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
0.93% 05/25/44
2
427,480 432,034
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
0.64% 05/25/35
2
2,008,595 1,696,960
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.59% 06/25/35
2
3,735,203 3,158,852
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.73% 01/25/45
2
473,204 470,955
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.73% 08/25/45
2
23,394,646 23,482,877
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.91% 10/25/35
4
780,839 782,755
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
0.67% 10/25/45
2
3,557,705 3,559,476
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.13% 12/25/35
4
2,908,085 2,972,729
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.52%)
0.61% 11/25/45
2
19,460,392 18,916,920
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.54%)
0.63% 12/25/45
2
9,592,975 9,285,124
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.58%)
0.67% 12/25/45
2
10,172,338 10,047,682
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.66%)
0.75% 01/25/45
2
10,921,136 10,876,500

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
33 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
0.71% 01/25/45
2
$ 742,194 $ 740,973
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.75% 01/25/45
2
63,119 62,996
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.76%)
0.85% 01/25/45
2
2,635,526 2,637,281
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
0.55% 04/25/45
2
98,253 97,022
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.63% 07/25/45
2
109,798 107,701
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.07%)
1.19% 01/25/46
2
18,904,697 18,971,676
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
3.03% 09/25/36
4
9,450,901 9,496,689
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.10% 12/25/36
4
500,230 483,818
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.12% 02/25/46
2
11,479,513 11,230,249
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.07% 05/25/46
2
3,875,311 3,835,599
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.10% 07/25/46
2
7,957,120 7,510,900
WaMu Mortgage Pass-Through Certificates,
Series 2007-1, Class 2A1
6.00% 01/25/22 71,551 72,830
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
3.23% 07/25/37
4
205,947 207,911
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
0.82% 02/25/47
2
$ 9,872,867 $ 9,354,135
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
3.04% 11/25/30
4
197,497 202,197
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 115,584 115,369
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
2.66% 03/25/36
4
1,644,154 1,621,723
4,056,920,580
U.S. Agency Commercial Mortgage-Backed — 0 .00%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K154, Class A2
3.42% 04/25/32 750,000 860,327
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K155, Class A3
3.75% 04/25/33 125,000 150,855
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K157, Class A3
3.99% 08/25/33
4
300,000 370,507
1,381,689
U.S. Agency Mortgage-Backed — 32 .14%
Fannie Mae Pool 190375
5.50% 11/01/36 510,219 590,985
Fannie Mae Pool 190396
4.50% 06/01/39 7,159 7,986
Fannie Mae Pool 254232
6.50% 03/01/22 883 894
Fannie Mae Pool 313182
7.50% 10/01/26 791 863
Fannie Mae Pool 394854
6.50% 05/01/27 474 531
Fannie Mae Pool 468128
4.33% 07/01/21 1,826,521 1,825,948
Fannie Mae Pool 468587
3.84% 08/01/21 545,732 545,629
Fannie Mae Pool 545191
7.00% 09/01/31 1,926 2,190
Fannie Mae Pool 545756
7.00% 06/01/32 454 535
Fannie Mae Pool 606108
7.00% 03/01/31 2,181 2,205
Fannie Mae Pool 613142
7.00% 11/01/31 7,604 8,869
Fannie Mae Pool 625666
7.00% 01/01/32 6,725 7,623

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 633698
7.50% 02/01/31 $ 25,664 $ 30,440
Fannie Mae Pool 655928
7.00% 08/01/32 105,835 127,208
Fannie Mae Pool 725257
5.50% 02/01/34 682,909 789,285
Fannie Mae Pool 734830
4.50% 08/01/33 8,511 9,352
Fannie Mae Pool 734922
4.50% 09/01/33 1,196,903 1,326,946
Fannie Mae Pool 735207
7.00% 04/01/34 13,953 16,268
Fannie Mae Pool 735224
5.50% 02/01/35 2,451,620 2,836,478
Fannie Mae Pool 735651
4.50% 06/01/35 2,743,044 3,067,051
Fannie Mae Pool 735686
6.50% 12/01/22 102 104
Fannie Mae Pool 740297
5.50% 10/01/33 1,414 1,635
Fannie Mae Pool 745147
4.50% 12/01/35 17,238 18,992
Fannie Mae Pool 753168
4.50% 12/01/33 6,000 6,602
Fannie Mae Pool 815422
4.50% 02/01/35 30,345 33,460
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
1.83% 11/01/35
2
166,817 169,160
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
2.29% 11/01/35
2
3,639 3,641
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
1.99% 12/01/35
2
4,629 4,661
Fannie Mae Pool 888412
7.00% 04/01/37 192,147 219,842
Fannie Mae Pool 889184
5.50% 09/01/36 2,412,318 2,790,811
Fannie Mae Pool AB1613
4.00% 10/01/40 21,746,678 24,218,134
Fannie Mae Pool AB1803
4.00% 11/01/40 27,123,346 30,022,893
Fannie Mae Pool AB2127
3.50% 01/01/26 8,878,868 9,493,156
Fannie Mae Pool AB3679
3.50% 10/01/41 9,242,293 10,064,539
Fannie Mae Pool AB3864
3.50% 11/01/41 7,242,969 7,909,379
Fannie Mae Pool AB4045
3.50% 12/01/41 8,785,206 9,612,211
Fannie Mae Pool AB4262
3.50% 01/01/32 4,657,951 4,975,093
Fannie Mae Pool AB6385
3.00% 10/01/42 290,747 308,471
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB9703
3.50% 06/01/43 $ 17,936,557 $ 19,378,603
Fannie Mae Pool AC8279
4.50% 08/01/39 11,423 12,580
Fannie Mae Pool AE0138
4.50% 03/01/40 43,299 48,111
Fannie Mae Pool AE0482
5.50% 01/01/38 5,836,244 6,735,270
Fannie Mae Pool AH3780
4.00% 02/01/41 10,896,500 12,155,798
Fannie Mae Pool AJ1404
4.00% 09/01/41 15,372,042 16,914,860
Fannie Mae Pool AL0209
4.50% 05/01/41 16,388,109 18,339,040
Fannie Mae Pool AL0834
4.22% 10/01/21
4
2,691,245 2,693,026
Fannie Mae Pool AL0851
6.00% 10/01/40 9,934,966 11,752,030
Fannie Mae Pool AL2521
3.50% 09/01/42 113,347 122,012
Fannie Mae Pool AL4597
4.00% 01/01/44 41,958,438 46,795,936
Fannie Mae Pool AL6348
3.50% 02/01/45 39,597 42,692
Fannie Mae Pool AL7092
3.00% 07/01/45 55,286 59,007
Fannie Mae Pool AL8037
4.50% 07/01/34 160,214 174,687
Fannie Mae Pool AL8256
3.00% 08/01/43 497,537 535,739
Fannie Mae Pool AL8356
4.50% 07/01/34 391,811 425,236
Fannie Mae Pool AL8960
4.50% 05/01/46 28,521,301 31,492,615
Fannie Mae Pool AL9106
4.50% 02/01/46 40,299,626 44,497,991
Fannie Mae Pool AL9217
3.50% 10/01/46 24,949,593 27,018,569
Fannie Mae Pool AL9472
4.00% 10/01/43 6,139,779 6,713,319
Fannie Mae Pool AL9722
4.50% 08/01/46 121,672,821 134,348,545
Fannie Mae Pool AL9846
4.50% 02/01/47 126,497,887 139,676,280
Fannie Mae Pool AM4869
4.07% 12/01/25 1,740,809 1,950,089
Fannie Mae Pool AM6770
3.77% 09/01/29 160,567 184,741
Fannie Mae Pool AN4429
3.22% 01/01/27 23,130,000 25,604,219
Fannie Mae Pool AN7981
2.95% 01/01/28 100,000 109,771
Fannie Mae Pool AN9814
3.63% 08/01/28 130,066,504 148,120,124
Fannie Mae Pool AS8605
3.00% 01/01/32 178,521 189,922

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
35 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AS8663
4.50% 01/01/47 $ 24,730,024 $ 26,908,937
Fannie Mae Pool AS9830
4.00% 06/01/47 46,370,590 49,619,718
Fannie Mae Pool AS9972
4.00% 07/01/47 45,356,082 48,534,125
Fannie Mae Pool AT9649
4.00% 07/01/43 175,645 195,930
Fannie Mae Pool AU3739
3.50% 08/01/43 29,800,473 32,756,975
Fannie Mae Pool BD2450
3.50% 01/01/47 67,921 72,081
Fannie Mae Pool BL6060
2.46% 04/01/40 126,370,000 134,627,999
Fannie Mae Pool BM4299
3.00% 03/01/30 36,591,938 38,462,425
Fannie Mae Pool BM4304
3.00% 02/01/30 49,458,233 51,965,060
Fannie Mae Pool BM5164
4.00% 11/01/48 48,955,102 52,784,123
Fannie Mae Pool BM5507
3.00% 09/01/48 8,510,478 8,955,120
Fannie Mae Pool BN4316
4.00% 01/01/49 31,254 33,610
Fannie Mae Pool CA0862
3.50% 09/01/47 3,868,883 4,082,748
Fannie Mae Pool CA0996
3.50% 01/01/48 47,406 50,980
Fannie Mae Pool CA1187
3.50% 02/01/48 65,503,310 69,267,037
Fannie Mae Pool CA1191
3.50% 11/01/47 4,592,158 4,840,263
Fannie Mae Pool CA1710
4.50% 05/01/48 149,573 161,326
Fannie Mae Pool CA1711
4.50% 05/01/48 15,447,012 16,692,165
Fannie Mae Pool CA2208
4.50% 08/01/48 37,896,462 40,894,191
Fannie Mae Pool CA2327
4.00% 09/01/48 37,060,260 40,598,256
Fannie Mae Pool CA2493
4.50% 10/01/48 9,932,113 10,676,853
Fannie Mae Pool CA3633
3.50% 06/01/49 27,837,773 29,979,768
Fannie Mae Pool CA4011
3.50% 08/01/49 40,457,582 41,989,150
Fannie Mae Pool CA5689
3.00% 05/01/50 80,308,864 85,180,360
Fannie Mae Pool FM2310
3.00% 01/01/48 13,222,503 13,863,441
Fannie Mae Pool FM2318
3.50% 09/01/49 246,158,176 263,284,607
Fannie Mae Pool FM2388
3.50% 04/01/48 22,292,319 24,047,070
Fannie Mae Pool MA1146
4.00% 08/01/42 30,008,101 32,976,752
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1177
3.50% 09/01/42 $ 38,450,730 $ 41,420,459
Fannie Mae Pool MA1404
3.50% 04/01/43 78,276 84,568
Fannie Mae Pool MA1432
3.00% 05/01/33 59,370 63,350
Fannie Mae Pool MA1459
3.00% 06/01/33 28,033 29,912
Fannie Mae Pool MA1527
3.00% 08/01/33 40,825,475 43,562,167
Fannie Mae Pool MA1561
3.00% 09/01/33 25,637,678 27,356,272
Fannie Mae Pool MA1582
3.50% 09/01/43 13,367,888 14,442,600
Fannie Mae Pool MA1584
3.50% 09/01/33 39,314,113 42,156,868
Fannie Mae Pool MA1608
3.50% 10/01/33 27,775,933 29,784,376
Fannie Mae Pool MA1982
3.50% 08/01/34 58,782 62,453
Fannie Mae Pool MA2895
3.00% 02/01/47 59,333 62,433
Fannie Mae Pool MA2960
4.00% 04/01/47 37,221,249 39,829,295
Fannie Mae Pool MA3027
4.00% 06/01/47 26,470,042 28,351,508
Fannie Mae Pool MA3029
3.00% 06/01/32 30,005,991 31,662,283
Fannie Mae Pool MA3060
3.00% 07/01/32 13,153 13,868
Fannie Mae Pool MA3120
3.50% 09/01/47 1,950,971 2,064,609
Fannie Mae Pool MA3182
3.50% 11/01/47 42,714,919 45,198,966
Fannie Mae Pool MA3210
3.50% 12/01/47 73,410,113 77,667,813
Fannie Mae Pool MA3238
3.50% 01/01/48 62,610,201 65,992,905
Fannie Mae Pool MA3276
3.50% 02/01/48 25,164,756 26,610,687
Fannie Mae Pool MA3305
3.50% 03/01/48 33,305,742 35,224,719
Fannie Mae Pool MA3332
3.50% 04/01/48 93,249,602 98,606,353
Fannie Mae Pool MA3364
3.50% 05/01/33 12,003,710 12,871,187
Fannie Mae Pool MA3537
4.50% 12/01/48 22,860,194 24,592,498
Fannie Mae Pool MA3811
3.00% 10/01/49 11,162,886 11,435,016
Fannie Mae Pool MA3846
3.00% 11/01/49 68,302 70,024
Fannie Mae Pool MA3942
3.00% 02/01/50 23,356,164 24,019,336
Fannie Mae Pool MA3997
3.00% 04/01/50 27,280,628 28,032,904

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4093
2.00% 08/01/40 $ 209,058,016 $ 213,163,989
Fannie Mae Pool MA4128
2.00% 09/01/40 172,486,218 175,981,703
Fannie Mae Pool MA4152
2.00% 10/01/40 206,824,737 211,203,128
Fannie Mae Pool MA4176
2.00% 11/01/40 51,724,456 52,645,407
Fannie Mae Pool MA4333
2.00% 05/01/41 87,132,185 89,011,315
Fannie Mae REMICS,
Series 1992-123, Class Z
7.50% 07/25/22 139 143
Fannie Mae REMICS,
Series 1993-132, Class D (PO)
0.00% 10/25/22
9
4,678 4,675
Fannie Mae REMICS,
Series 1993-29, Class PK
7.00% 03/25/23 428 442
Fannie Mae REMICS,
Series 1994-55, Class H
7.00% 03/25/24 3,550 3,792
Fannie Mae REMICS,
Series 1997-34, Class SA
(Cost of Funds for the 11th District of San Francisco * 1.901,
37.68% Cap)
1.90% 10/25/23
2
938 1,035
Fannie Mae REMICS,
Series 1998-37, Class VZ
6.00% 06/17/28 2,233 2,346
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 20,018 21,194
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 89,529 103,453
Fannie Mae REMICS,
Series 2005-117, Class LC
5.50% 11/25/35 2,233,808 2,303,248
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.51% 11/25/35
2
38,212 4,458
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
6.01% 10/25/25
2
2,248,648 150,082
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 39,652 43,753
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
28.63% 04/25/36
2
1,264,415 2,012,640
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.31% 03/25/37
2
$ 1,118,051 $ 174,366
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
6.02% 04/25/37
2
2,392,632 444,281
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.56% 07/25/37
2
3,416 3,459
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 246,007 279,806
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.51% 10/25/40
2
2,974,641 580,133
Fannie Mae REMICS,
Series 2010-135, Class EA
3.00% 01/25/40 1,919 1,929
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
6.26% 03/25/40
2
6,042,061 1,112,957
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.33% 05/25/40
2
10,621,546 2,185,549
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 10,100,000 11,207,018
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 12,444,187 13,629,463
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 10,173,891 10,939,034
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
9
14,045,144 12,648,495
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
9
8,582,320 7,553,748
Fannie Mae REMICS,
Series 2016-45, Class AF
(LIBOR USD 1-Month plus 0.50%)
0.59% 07/25/46
2
10,117,448 10,241,838
Fannie Mae REMICS,
Series 2016-72, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.59% 10/25/46
2
21,909,584 22,186,447

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
37 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2016-74, Class GF
(LIBOR USD 1-Month plus 0.50%)
0.59% 10/25/46
2
$ 16,424,777 $ 16,572,917
Fannie Mae REMICS,
Series 2016-75, Class FL
(LIBOR USD 1-Month plus 0.50%)
0.59% 10/25/46
2
16,029,747 16,173,905
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 80,733,798 83,735,271
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 26,263,473 27,390,055
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 46,303 48,196
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 29,905,193 31,586,444
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 25,287,111 26,284,193
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 88,288 91,032
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 2,059,258 2,134,916
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 8,910,362 9,315,468
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 2,291,523 2,439,374
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 3,625,990 3,788,059
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 9,065,916 9,462,715
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 32,886,256 34,621,307
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 10,025,953 10,406,226
Fannie Mae REMICS,
Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
0.54% 11/25/49
2
42,923,746 43,386,170
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.59% 01/25/50
2
120,529 122,009
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series G92-36, Class Z
7.00% 07/25/22 $ 2 $ 2
Fannie Mae REMICS,
Series G93-21, Class Z
7.20% 05/25/23 682 710
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 21,485 24,792
Freddie Mac Gold Pool A24156
6.50% 10/01/31 96,646 108,370
Freddie Mac Gold Pool A25162
5.50% 05/01/34 1,422,903 1,635,850
Freddie Mac Gold Pool A39012
5.50% 06/01/35 29,831 34,463
Freddie Mac Gold Pool A54856
5.00% 01/01/34 2,499,463 2,825,625
Freddie Mac Gold Pool A61164
5.00% 04/01/36 8,406 9,492
Freddie Mac Gold Pool A97038
4.00% 02/01/41 8,500,327 9,343,588
Freddie Mac Gold Pool C01492
5.00% 02/01/33 373,796 420,892
Freddie Mac Gold Pool C04546
3.00% 02/01/43 14,585,375 15,595,530
Freddie Mac Gold Pool C04573
3.00% 03/01/43 18,171,839 19,470,741
Freddie Mac Gold Pool C46104
6.50% 09/01/29 8,600 9,643
Freddie Mac Gold Pool C55789
7.50% 10/01/27 4,338 4,734
Freddie Mac Gold Pool C90573
6.50% 08/01/22 8,005 8,227
Freddie Mac Gold Pool E02402
6.00% 10/01/22 1,968 2,008
Freddie Mac Gold Pool G00992
7.00% 11/01/28 465 528
Freddie Mac Gold Pool G01515
5.00% 02/01/33 411,162 462,311
Freddie Mac Gold Pool G02579
5.00% 12/01/34 652,630 747,376
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,698,154 2,001,142
Freddie Mac Gold Pool G02955
5.50% 03/01/37 2,598,192 3,027,285
Freddie Mac Gold Pool G03357
5.50% 08/01/37 991,950 1,151,139
Freddie Mac Gold Pool G03676
5.50% 12/01/37 1,653,093 1,932,559
Freddie Mac Gold Pool G03783
5.50% 01/01/38 1,205,048 1,408,254
Freddie Mac Gold Pool G03985
6.00% 03/01/38 15,512 18,433
Freddie Mac Gold Pool G04438
5.50% 05/01/38 3,764,620 4,402,445

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G04703
5.50% 08/01/38 $ 2,870,403 $ 3,352,411
Freddie Mac Gold Pool G04706
5.50% 09/01/38 121,966 142,821
Freddie Mac Gold Pool G05866
4.50% 02/01/40 12,395,996 13,954,780
Freddie Mac Gold Pool G06361
4.00% 03/01/41 16,630 18,559
Freddie Mac Gold Pool G06498
4.00% 04/01/41 15,986,014 17,811,156
Freddie Mac Gold Pool G06499
4.00% 03/01/41 7,187,040 7,892,352
Freddie Mac Gold Pool G07408
3.50% 06/01/43 16,730,018 18,356,366
Freddie Mac Gold Pool G07786
4.00% 08/01/44 136,897,315 152,496,987
Freddie Mac Gold Pool G07848
3.50% 04/01/44 80,697,321 88,215,657
Freddie Mac Gold Pool G07849
3.50% 05/01/44 10,791,469 11,682,220
Freddie Mac Gold Pool G07924
3.50% 01/01/45 12,830,589 13,861,586
Freddie Mac Gold Pool G07925
4.00% 02/01/45 9,002,865 9,923,648
Freddie Mac Gold Pool G08676
3.50% 11/01/45 34,531,003 36,867,960
Freddie Mac Gold Pool G08681
3.50% 12/01/45 22,866,513 24,414,052
Freddie Mac Gold Pool G08698
3.50% 03/01/46 1,186 1,265
Freddie Mac Gold Pool G08710
3.00% 06/01/46 131,564,266 138,495,071
Freddie Mac Gold Pool G08711
3.50% 06/01/46 10,047,083 10,685,772
Freddie Mac Gold Pool G08715
3.00% 08/01/46 176,827,164 186,142,418
Freddie Mac Gold Pool G08721
3.00% 09/01/46 18,071,695 19,023,712
Freddie Mac Gold Pool G08722
3.50% 09/01/46 44,877,040 47,728,104
Freddie Mac Gold Pool G08726
3.00% 10/01/46 193,280,291 203,462,297
Freddie Mac Gold Pool G08727
3.50% 10/01/46 39,115,171 41,600,179
Freddie Mac Gold Pool G08732
3.00% 11/01/46 118,380,709 124,617,004
Freddie Mac Gold Pool G08741
3.00% 01/01/47 73,141,662 76,994,765
Freddie Mac Gold Pool G08742
3.50% 01/01/47 60,565,584 64,413,350
Freddie Mac Gold Pool G08747
3.00% 02/01/47 25,369,472 26,705,936
Freddie Mac Gold Pool G08757
3.50% 04/01/47 22,740,871 24,203,995
Freddie Mac Gold Pool G08758
4.00% 04/01/47 18,199 19,566
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08762
4.00% 05/01/47 $ 18,738,921 $ 20,136,819
Freddie Mac Gold Pool G08779
3.50% 09/01/47 91,394 96,753
Freddie Mac Gold Pool G08784
3.50% 10/01/47 78,993 83,561
Freddie Mac Gold Pool G08792
3.50% 12/01/47 67,910 71,837
Freddie Mac Gold Pool G08826
5.00% 06/01/48 17,290,154 18,888,782
Freddie Mac Gold Pool G08833
5.00% 07/01/48 10,198,030 11,141,327
Freddie Mac Gold Pool G08838
5.00% 09/01/48 5,200,091 5,722,755
Freddie Mac Gold Pool G08840
5.00% 08/01/48 1,536,522 1,683,285
Freddie Mac Gold Pool G08843
4.50% 10/01/48 11,565,571 12,448,883
Freddie Mac Gold Pool G08844
5.00% 10/01/48 13,481,220 14,727,678
Freddie Mac Gold Pool G08848
4.50% 11/01/48 2,135,613 2,304,222
Freddie Mac Gold Pool G08849
5.00% 11/01/48 5,359,386 5,890,511
Freddie Mac Gold Pool G12393
5.50% 10/01/21 213 214
Freddie Mac Gold Pool G12399
6.00% 09/01/21 4 4
Freddie Mac Gold Pool G12824
6.00% 08/01/22 126,008 128,698
Freddie Mac Gold Pool G12909
6.00% 11/01/22 396,588 407,409
Freddie Mac Gold Pool G13032
6.00% 09/01/22 6,170 6,238
Freddie Mac Gold Pool G16085
2.50% 02/01/32 3,713,595 3,907,910
Freddie Mac Gold Pool G16502
3.50% 05/01/33 80,544 86,389
Freddie Mac Gold Pool G16524
3.50% 05/01/33 29,288,045 31,505,238
Freddie Mac Gold Pool G16584
3.50% 08/01/33 4,712,038 5,045,003
Freddie Mac Gold Pool G16607
3.50% 09/01/33 46,744,442 50,301,598
Freddie Mac Gold Pool G16623
2.50% 09/01/32 30,879,816 32,379,513
Freddie Mac Gold Pool G16755
3.50% 02/01/34 43,056,896 46,328,745
Freddie Mac Gold Pool G16756
3.50% 01/01/34 4,128,858 4,443,056
Freddie Mac Gold Pool G18592
3.00% 03/01/31 29,372 31,083
Freddie Mac Gold Pool G18596
3.00% 04/01/31 33,643,791 35,603,960
Freddie Mac Gold Pool G18691
3.00% 06/01/33 12,544,602 13,212,310

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
39 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G18692
3.50% 06/01/33 $ 18,046,546 $ 19,344,409
Freddie Mac Gold Pool G18713
3.50% 11/01/33 21,620,519 23,108,322
Freddie Mac Gold Pool G18716
3.50% 12/01/33 63,954 68,355
Freddie Mac Gold Pool G60023
3.50% 04/01/45 13,517,438 14,755,697
Freddie Mac Gold Pool G60080
3.50% 06/01/45 139,996,495 152,060,573
Freddie Mac Gold Pool G60138
3.50% 08/01/45 108,914,331 118,891,385
Freddie Mac Gold Pool G60238
3.50% 10/01/45 43,476,281 47,223,033
Freddie Mac Gold Pool G60344
4.00% 12/01/45 108,038 118,208
Freddie Mac Gold Pool G67700
3.50% 08/01/46 32,888,119 35,722,508
Freddie Mac Gold Pool G67703
3.50% 04/01/47 331,538,614 360,042,454
Freddie Mac Gold Pool G67706
3.50% 12/01/47 170,638,378 185,309,780
Freddie Mac Gold Pool G67707
3.50% 01/01/48 417,414,613 456,401,764
Freddie Mac Gold Pool G67708
3.50% 03/01/48 396,994,655 428,043,397
Freddie Mac Gold Pool G67709
3.50% 03/01/48 288,267,630 312,417,859
Freddie Mac Gold Pool G67710
3.50% 03/01/48 251,887,631 269,720,460
Freddie Mac Gold Pool G67711
4.00% 03/01/48 75,735,530 82,765,997
Freddie Mac Gold Pool G67713
4.00% 06/01/48 698,034 760,954
Freddie Mac Gold Pool G67714
4.00% 07/01/48 113,537 123,767
Freddie Mac Gold Pool G67717
4.00% 11/01/48 93,962,831 102,427,843
Freddie Mac Gold Pool H00790
5.50% 05/01/37 4,355 4,991
Freddie Mac Gold Pool H05069
5.50% 05/01/37 125,977 144,352
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 29,183,140 32,402,537
Freddie Mac Gold Pool U99097
3.50% 07/01/43 41,586,591 44,850,963
Freddie Mac Gold Pool V62078
3.50% 08/01/33 4,534,479 4,887,132
Freddie Mac Gold Pool V62129
3.50% 08/01/33 10,583,266 11,382,933
Freddie Mac Gold Pool V80356
3.50% 08/01/43 28,706,815 31,425,337
Freddie Mac Pool RB5077
2.00% 10/01/40 124,128,936 126,644,446
Freddie Mac Pool RE6029
3.00% 02/01/50 7,683,910 7,902,086
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD7502
3.50% 07/01/49 $ 11,912,253 $ 12,710,882
Freddie Mac Pool SD7503
3.50% 08/01/49 25,623,154 27,397,876
Freddie Mac Pool SD7511
3.50% 01/01/50 25,745,823 27,545,131
Freddie Mac Pool ZA5103
3.50% 12/01/47 250,534 264,927
Freddie Mac Pool ZA5128
3.50% 12/01/47 650,274 685,407
Freddie Mac Pool ZM1779
3.00% 09/01/46 19,709,934 20,739,023
Freddie Mac Pool ZM2285
3.00% 12/01/46 22,149,226 23,305,674
Freddie Mac Pool ZS4693
3.00% 12/01/46 22,361,001 23,528,507
Freddie Mac Pool ZS4768
3.50% 05/01/48 1,788,770 1,883,178
Freddie Mac Pool ZT0277
3.50% 10/01/46 2,441,669 2,610,785
Freddie Mac Pool ZT1403
3.50% 11/01/33 25,991,244 27,837,075
Freddie Mac REMICS,
Series 1107, Class ZC
6.50% 07/15/21 6 6
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 51,104 57,958
Freddie Mac REMICS,
Series 1983, Class Z
6.50% 12/15/23 12,438 13,195
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 208,154 230,235
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 11,464 12,878
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 5,536 6,333
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
20.74% 02/15/32
2
6,524 10,067
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 21,547 23,628
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.13% 08/15/35
2
959,693 224,360
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 2,515,934 2,905,635

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.13% 08/15/35
2
$ 424,302 $ 82,360
Freddie Mac REMICS,
Series 3707, Class EI (IO)
5.00% 12/15/38 1,779,727 26,972
Freddie Mac REMICS,
Series 3730, Class JG
3.00% 09/15/39 126 126
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 43,050,534 47,953,938
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
5.88% 07/15/41
2
5,040,189 522,620
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 9,419,505 10,607,859
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 10,883,544
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 29,844,827 32,677,966
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 10,472,925 10,911,350
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 16,449,419 17,141,665
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 184,283 213,076
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 2,212,468 2,307,200
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 696,888 729,284
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 25,343,969 27,153,772
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 7,167,051 7,555,701
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 4,689,459 4,908,548
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 1,656,495 1,712,932
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 1,857,685 1,909,606
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4937, Class MF
(LIBOR USD 1-Month plus 0.45%)
0.54% 12/25/49
2
$ 9,291,848 $ 9,383,429
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
9
19,046,437 16,814,006
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
0.57% 11/15/43
2
3,109,748 3,145,322
Ginnie Mae (TBA)
2.00% 08/20/51 863,100,000 877,496,249
2.50% 08/20/51 1,192,850,000 1,232,316,576
Ginnie Mae I Pool 782817
4.50% 11/15/39 13,059,254 14,782,232
Ginnie Mae I Pool AA5452
3.50% 07/15/42 122,613 130,598
Ginnie Mae II Pool 2631
7.00% 08/20/28 1,246 1,401
Ginnie Mae II Pool 3388
4.50% 05/20/33 3,575 3,955
Ginnie Mae II Pool 3427
4.50% 08/20/33 1,202 1,330
Ginnie Mae II Pool 3554
4.50% 05/20/34 1,130 1,250
Ginnie Mae II Pool 4058
5.00% 12/20/37 614 696
Ginnie Mae II Pool 4342
5.00% 01/20/39 925 1,051
Ginnie Mae II Pool 4520
5.00% 08/20/39 18,048 20,510
Ginnie Mae II Pool 5140
4.50% 08/20/41 37,929 41,971
Ginnie Mae II Pool 5175
4.50% 09/20/41 41,160 45,546
Ginnie Mae II Pool 5281
4.50% 01/20/42 12,125 13,418
Ginnie Mae II Pool 783591
4.50% 07/20/41 15,004 16,603
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.25% 07/20/34
2
9,848 10,243
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.00% 03/20/35
2
15,539 15,747
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.25% 08/20/35
2
18,860 19,732
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.13% 10/20/35
2
14,046 14,696

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
41 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.88% 05/20/25
2
$ 2,382 $ 2,437
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.88% 06/20/25
2
3,149 3,188
Ginnie Mae II Pool MA0627
4.50% 12/20/42 48,340 53,485
Ginnie Mae II Pool MA0701
4.50% 01/20/43 49,919 55,238
Ginnie Mae II Pool MA1157
3.50% 07/20/43 45,938 49,621
Ginnie Mae II Pool MA1997
4.50% 06/20/44 12,420 13,743
Ginnie Mae II Pool MA2374
5.00% 11/20/44 296,704 333,362
Ginnie Mae II Pool MA2756
4.50% 04/20/45 26,866 29,618
Ginnie Mae II Pool MA2828
4.50% 05/20/45 1,175,476 1,300,373
Ginnie Mae II Pool MA2894
4.50% 06/20/45 450,277 498,094
Ginnie Mae II Pool MA3036
4.50% 08/20/45 45,598 50,441
Ginnie Mae II Pool MA3309
3.00% 12/20/45 9,017 9,552
Ginnie Mae II Pool MA3456
4.50% 02/20/46 307,554 342,447
Ginnie Mae II Pool MA3521
3.50% 03/20/46 35,955,900 38,190,415
Ginnie Mae II Pool MA3524
5.00% 03/20/46 13,304 15,078
Ginnie Mae II Pool MA3597
3.50% 04/20/46 91,053,739 96,712,364
Ginnie Mae II Pool MA3600
5.00% 04/20/46 8,248,828 9,326,599
Ginnie Mae II Pool MA3662
3.00% 05/20/46 3,456,692 3,642,503
Ginnie Mae II Pool MA3663
3.50% 05/20/46 26,285,620 27,919,167
Ginnie Mae II Pool MA3665
4.50% 05/20/46 125,303 137,487
Ginnie Mae II Pool MA3666
5.00% 05/20/46 4,396,521 4,982,818
Ginnie Mae II Pool MA3738
4.50% 06/20/46 526,596 577,801
Ginnie Mae II Pool MA3739
5.00% 06/20/46 2,643,025 2,995,455
Ginnie Mae II Pool MA3805
4.50% 07/20/46 4,569,886 5,014,253
Ginnie Mae II Pool MA3806
5.00% 07/20/46 206,920 233,957
Ginnie Mae II Pool MA3873
3.00% 08/20/46 26,943,884 28,392,221
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3876
4.50% 08/20/46 $ 4,501,071 $ 4,941,560
Ginnie Mae II Pool MA3877
5.00% 08/20/46 959,248 1,078,665
Ginnie Mae II Pool MA3937
3.50% 09/20/46 21,495,214 22,824,339
Ginnie Mae II Pool MA3939
4.50% 09/20/46 2,385,960 2,655,152
Ginnie Mae II Pool MA4003
3.00% 10/20/46 10,886,370 11,471,555
Ginnie Mae II Pool MA4006
4.50% 10/20/46 2,739,781 3,013,042
Ginnie Mae II Pool MA4007
5.00% 10/20/46 5,470,580 6,185,234
Ginnie Mae II Pool MA4069
3.50% 11/20/46 67,048,971 71,194,843
Ginnie Mae II Pool MA4071
4.50% 11/20/46 7,663,715 8,462,724
Ginnie Mae II Pool MA4072
5.00% 11/20/46 1,459,703 1,654,305
Ginnie Mae II Pool MA4126
3.00% 12/20/46 182,497,815 192,307,775
Ginnie Mae II Pool MA4127
3.50% 12/20/46 72,859,195 77,575,970
Ginnie Mae II Pool MA4129
4.50% 12/20/46 25,094,317 27,900,853
Ginnie Mae II Pool MA4196
3.50% 01/20/47 17,287 18,351
Ginnie Mae II Pool MA4198
4.50% 01/20/47 207,120 226,418
Ginnie Mae II Pool MA4199
5.00% 01/20/47 4,545,234 5,138,961
Ginnie Mae II Pool MA4264
4.50% 02/20/47 61,734,958 67,352,105
Ginnie Mae II Pool MA4265
5.00% 02/20/47 1,078,470 1,219,374
Ginnie Mae II Pool MA4324
5.00% 03/20/47 6,019,268 6,837,043
Ginnie Mae II Pool MA4382
3.50% 04/20/47 43,150,005 45,804,637
Ginnie Mae II Pool MA4384
4.50% 04/20/47 2,809,037 3,060,237
Ginnie Mae II Pool MA4385
5.00% 04/20/47 10,927,513 12,123,964
Ginnie Mae II Pool MA4453
4.50% 05/20/47 146,878,217 160,012,889
Ginnie Mae II Pool MA4454
5.00% 05/20/47 23,986,676 26,331,412
Ginnie Mae II Pool MA4510
3.50% 06/20/47 60,546 64,157
Ginnie Mae II Pool MA4511
4.00% 06/20/47 8,891,021 9,529,716
Ginnie Mae II Pool MA4512
4.50% 06/20/47 512,735 558,587
Ginnie Mae II Pool MA4513
5.00% 06/20/47 474,147 520,481

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 42
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4586
3.50% 07/20/47 $ 72,701,145 $ 77,031,799
Ginnie Mae II Pool MA4588
4.50% 07/20/47 84,447 91,774
Ginnie Mae II Pool MA4589
5.00% 07/20/47 22,408,143 24,623,519
Ginnie Mae II Pool MA4652
3.50% 08/20/47 5,523,282 5,852,292
Ginnie Mae II Pool MA4655
5.00% 08/20/47 26,472,776 29,079,988
Ginnie Mae II Pool MA4719
3.50% 09/20/47 70,429,319 74,602,637
Ginnie Mae II Pool MA4720
4.00% 09/20/47 179,535 191,569
Ginnie Mae II Pool MA4722
5.00% 09/20/47 527,786 578,893
Ginnie Mae II Pool MA4781
5.00% 10/20/47 6,276,830 6,878,753
Ginnie Mae II Pool MA4836
3.00% 11/20/47 151,212,452 159,326,860
Ginnie Mae II Pool MA4837
3.50% 11/20/47 174,325,538 184,619,679
Ginnie Mae II Pool MA4838
4.00% 11/20/47 60,125,732 64,258,296
Ginnie Mae II Pool MA4840
5.00% 11/20/47 1,885,158 2,065,141
Ginnie Mae II Pool MA4900
3.50% 12/20/47 11,293,644 11,960,548
Ginnie Mae II Pool MA4901
4.00% 12/20/47 40,332,904 43,077,655
Ginnie Mae II Pool MA4961
3.00% 01/20/48 507,289 533,451
Ginnie Mae II Pool MA4963
4.00% 01/20/48 67,690,303 72,075,293
Ginnie Mae II Pool MA5078
4.00% 03/20/48 107,491 114,552
Ginnie Mae II Pool MA5137
4.00% 04/20/48 23,329,207 24,836,628
Ginnie Mae II Pool MA5399
4.50% 08/20/48 5,342,843 5,752,083
Ginnie Mae II Pool MA5466
4.00% 09/20/48 9,128,290 9,691,729
Ginnie Mae II Pool MA5467
4.50% 09/20/48 50,336 54,184
Ginnie Mae II Pool MA5528
4.00% 10/20/48 42,399,888 45,017,000
Ginnie Mae II Pool MA5530
5.00% 10/20/48 8,862,215 9,558,362
Ginnie Mae II Pool MA5651
4.00% 12/20/48 14,803 15,708
Ginnie Mae II Pool MA6030
3.50% 07/20/49 25,667,077 26,472,118
Ginnie Mae II Pool MA6080
3.00% 08/20/49 4,437 4,569
Ginnie Mae II Pool MA6081
3.50% 08/20/49 10,231,203 10,552,102
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA6209
3.00% 10/20/49 $ 7,552,366 $ 7,747,739
Ginnie Mae II Pool MA6210
3.50% 10/20/49 4,664,236 4,810,529
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 5,010,886 5,620,920
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
6.68% 06/16/37
2
9,091,615 1,886,059
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
6.16% 03/20/36
2
8,085,584 936,982
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.71% 05/20/37
2
20,021,833 2,868,736
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
6.39% 12/20/39
2
3,216,082 701,765
Ginnie Mae,
Series 2009-17, Class P
4.00% 08/16/38 803 804
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.73% 07/16/39
2
26,412 3,445
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
6.23% 08/16/38
2
39,573 3,267
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.33% 01/16/40
2
41,705 8,766
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
5.73% 01/16/40
2
7,582,743 1,398,966
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
6.43% 09/16/39
2
1,352,952 93,313
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 98,625 17,793
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 8,950,415 9,247,260
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 1,197,427 1,284,012

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
43 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 $ 16,896,296 $ 17,905,586
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 12,634,866 13,060,317
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 14,519,415 15,507,720
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 5,062,936 5,244,600
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 3,260,516 3,377,956
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 19,723,231 20,554,506
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 16,463,527 17,144,086
UMBS (TBA)
1.50% 08/01/36 1,096,500,000 1,108,366,104
2.00% 08/01/36 1,505,125,000 1,550,261,140
2.00% 08/01/51 6,525,925,000 6,576,908,854
2.50% 08/01/51 6,446,475,000 6,655,481,839
28,856,454,567
Total Mortgage-Backed
(Cost $33,934,526,335) 34,420,068,551
MUNICIPAL BONDS — 0 .58% *
California — 0 .23%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 16,975,000 17,281,483
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 230,451
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 12,625,000 15,626,758
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 350,000 479,632
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 10,755,000 14,535,955
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 12,165,000 17,476,880
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 62,945,000 64,997,004
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
3.26% 05/15/60 $ 40,075,000 $ 43,099,459
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 30,115,000 34,215,034
207,942,656
Colorado — 0 .04%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 6,010,000 6,192,990
2.52% 11/15/32 13,450,000 13,906,054
2.62% 11/15/33 9,000,000 9,321,992
2.72% 11/15/34 5,000,000 5,193,631
34,614,667
Florida — 0 .01%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series E
2.53% 10/01/30 2,160,000 2,251,121
New Jersey — 0 .00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 350,000 405,503
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 300,000 348,646
754,149
New York — 0 .28%
City of New York General Obligation Bonds, Public
Improvements
4.77% 10/01/23 4,420,000 4,833,724
5.21% 10/01/31 6,420,000 7,873,405
5.52% 10/01/37 6,075,000 8,254,932
City of New York General Obligation Bonds, Public
Improvements, Series A
3.00% 08/01/34 15,185,000 16,404,576
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 3,519,615
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 19,375,000 25,837,338
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 25,000,000 33,480,723
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 3,879,525
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 17,295,000 17,743,055
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 3,090,000 3,017,618

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 44
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
C5
3.90% 05/01/31 $ 15,000,000 $ 16,927,686
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 7,297,406
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 3,544,336
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 13,135,000 15,917,535
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 44,990,000 54,839,170
5.43% 03/15/39 21,400,000 27,743,095
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 182,895
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 150,000 187,252
251,483,886
Texas — 0 .02%
North Texas Tollway Authority Revenue Bonds
2.33% 01/01/33 765,000 776,329
2.43% 01/01/34 10,000,000 10,132,092
2.53% 01/01/35 8,000,000 8,122,551
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 374,939
19,405,911
Total Municipal Bonds
(Cost $477,931,064) 516,452,390
U.S. TREASURY SECURITIES — 38 .52%
U.S. Treasury Bonds — 6 .33%
U.S. Treasury Bonds
1.88% 02/15/41 1,143,021,000 1,119,535,496
1.88% 02/15/51 536,487,000 512,177,433
2.38% 05/15/51 3,800,130,000 4,055,295,049
5,687,007,978
U.S. Treasury Notes — 32 .19%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.11%)
0.16% 04/30/22
2
170,000,000 170,153,279
U.S. Treasury Notes
0.13% 04/30/23 3,305,155,000 3,299,474,265
0.13% 05/31/23 6,316,662,000 6,303,584,551
0.13% 06/30/23 6,317,700,000 6,302,522,737
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
0.38% 03/31/22 $ 79,520,000 $ 79,696,931
0.75% 03/31/26 197,942,000 197,080,626
0.75% 04/30/26 4,046,564,000 4,026,237,907
0.75% 05/31/26 3,293,771,000 3,275,629,535
0.88% 06/30/26 3,322,642,000 3,321,467,446
1.50% 08/31/21 300,000,000 300,738,390
1.50% 11/30/21 500,000,000 502,998,045
1.63% 05/15/31 759,841,000 771,772,882
1.75% 11/30/21 350,000,000 352,474,608
28,903,831,202
Total U.S. Treasury Securities
(Cost $34,408,585,957) 34,590,839,180
Total Bonds — 106 .89%
(Cost $94,271,818,522)
95,978,818,774
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,7,10
1,180,703 —
Total Common Stock
(Cost $65,187,440)
Purchased Swaptions - 0.01%
(Cost $10,896,240) 11,782,680
Purchased Options - 0.02%
(Cost $17,592,900) 17,500,000
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 13 .06%
Money Market Funds — 4 .56%
Dreyfus Government Cash Management Fund
0.03%
11
2,023,088,000 2,023,088,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
11,12
624,058,175 624,058,175
JPMorgan U.S. Government Money Market Fund
0.01%
11
473,648,000 473,648,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
11
973,970,000 973,970,000
4,094,764,175
U.S. Agency Discount Notes — 4 .03%
Federal Home Loan Bank
0.02%
13
07/15/21 513,300,000 513,296,007
0.02%
13
07/20/21 589,000,000 588,993,780
0.02%
13
07/22/21 425,000,000 424,995,040
0.02%
13
07/28/21 337,000,000 336,994,945
0.02%
13
08/12/21 442,600,000 442,584,509
0.05%
13
08/13/21 300,000,000 299,989,251
0.01%
13
08/18/21 214,000,000 213,991,440
0.04%

10/06/21 300,000,000 299,967,666

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
45 / June 2021
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
0.00%
13
10/15/21 $ 500,000,000 $ 499,941,110
3,620,753,748
U.S. Treasury Bills — 4 .47%
U.S. Cash Management Bills
0.03%
13
10/05/21 229,275,000 229,250,543
U.S. Treasury Bills
0.02%
13
07/08/21 500,000,000 499,996,720
0.01%
13
07/15/21 750,000,000 749,988,330
0.05%
13
08/05/21 750,000,000 749,969,497
0.05%
13
08/12/21 750,000,000 749,956,238
0.04%
13
08/19/21 505,000,000 504,969,069
0.03%
13
09/02/21 31,235,000 31,232,404
0.02%
13
07/22/21 500,000,000 499,987,555
4,015,350,356
Total Short-Term Investments
(Cost $11,730,894,429) 11,730,868,279
Total Investments Before Written Options - 119.98%
(Cost $106,096,389,531) 107,738,969,733
Written Options - (0.01)%
(Cost $(18,517,875)) (12,000,000)
Liabilities in Excess of Other Assets - (19.97)% (17,933,732,979)
Net Assets - 100.00% $ 89,793,236,754
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $98,386,786, which is 0.11% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Zero coupon bond. The rate shown is the effective yield as of June 30, 2021.
10
Affiliated investment.
11
Represents the current yield as of June 30, 2021.
12
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $2,454.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $308,739,134, which is 0.34% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of
Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 77,911,723 GBP 56,005,000 Goldman Sachs International 10/22/21 $ 519,207
USD 66,047,138 GBP 48,165,000 Goldman Sachs International 07/16/21 (493,384)
GBP 48,165,000 USD 67,054,350 Goldman Sachs International 07/16/21 (513,828)
(1,007,212)
NET UNREALIZED DEPRECIATION $ (488,005)

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 46
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Ultra Bond 6,351 09/21/21 $ 1,223,758,313 $ 35,470,358 $ 35,470,358
U.S. Treasury Ten Year Ultra Bond 6,155 09/21/21 906,035,234 14,182,459 14,182,459
2,129,793,547 49,652,817 49,652,817
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Two Year Note 303 09/30/21 (66,757,055) 120,008 120,008
TOTAL FUTURES CONTRACTS $ 2,063,036,492 $ 49,772,825 $ 49,772,825
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/21 $ 60,665,000 $ 1,061,285 $ 856,726 $ 204,559
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 3 Year MIDCV Future Options 20,000 $ 98.25 12/10/21 $ 297,228,400,000 $ 17,500,000
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 3 Year MIDCV Future Options 20,000 $ 98.50 12/10/21 $ (219,673,440,000) $ (10,000,000)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 3 Year MIDCV Future Options 20,000 $ 97.75 12/10/21 $ 65,055,620,000 $ (2,000,000)
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
Appreciation
PURCHASED SWAPTIONS
Option to enter into a
30-year Interest Rate
Swap
Barclay’s
Capital 01/19/24 2.75% Quarterly
3-month
USD LIBOR
Semi-
annually $ 79,350,000 $ 2,532,932 $ 2,340,825 $ 192,107
Option to enter into a
30-year Interest Rate
Swap
Citigroup Global
Markets, Inc. 01/19/24 2.75% Quarterly
3-month
USD LIBOR
Semi-
annually $ 45,520,000 $ 1,453,044 $ 1,350,040 $ 103,004
Option to enter into a
30-year Interest Rate
Swap
Goldman Sachs
International 01/19/24 2.75% Quarterly
3-month
USD LIBOR
Semi-
annually $ 244,250,000 $ 7,796,704 $ 7,205,375 $ 591,329
TOTAL PURCHASED SWAPTIONS $ 369,120,000 $ 11,782,680 $ 10,896,240 $ 886,440

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
47 / June 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 48
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 4,094,764,175 $ — $ — $ 4,094,764,175
U.S. Agency Discount Notes — 3,620,753,748 — 3,620,753,748
U.S. Treasury Bills 4,015,350,356 — — 4,015,350,356
Long-Term Investments:
Asset-Backed Securities — 4,808,408,048 31,824,966 4,840,233,014
Bank Loans — 1,447,305,154 3,783,097 1,451,088,251
Common Stock — — — —
Corporates — 19,262,979,495 55,046,050 19,318,025,545
Foreign Government Obligations — 842,111,843 — 842,111,843
Mortgage-Backed Securities — 34,412,335,878 7,732,673 34,420,068,551
Municipal Bonds — 516,452,390 — 516,452,390
Purchased Options 17,500,000 — — 17,500,000
Purchased Swaptions — 11,782,680 — 11,782,680
U.S. Treasury Securities 34,590,839,180 — — 34,590,839,180
Other Financial Instruments
*
Assets:
Credit contracts — 1,061,285 — 1,061,285
Foreign currency exchange contracts — 519,207 — 519,207
Interest rate contracts 49,772,825 — — 49,772,825
Liabilities:
Foreign currency exchange contracts — (1,007,212) — (1,007,212)
Interest rate contracts (12,000,000) — — (12,000,000)
Total $ 42,756,226,536 $ 64,922,702,516 $ 98,386,786 $ 107,777,315,838
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures and written options.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
49 / June 2021
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 31,559,020 $ 4,248,631 $ — $ 54,418,554 $ 8,525,700
Accrued discounts/premiums — 12,929 — (143,366) (333,191)
Realized (loss) — (181,196) — (99,614) —
Change in unrealized appreciation
(depreciation)* 704,204 132,618 — 5,039,529 (459,836)
Purchases — 419,040 — 1,249,970 —
Sales (438,258) (848,925) — (5,419,023) —
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
June 30, 2021
$ 31,824,966 $ 3,783,097 $ — $ 55,046,050 $ 7,732,673
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $5,416,515 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $31,824,966 Broker Quote Offered Quote $100.69 $100.69
Bank Loans $3,783,097 Third-party Vendor Vendor Prices $72.50 $72.50
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $55,046,050 Third-party Vendor Vendor Prices $91.00 - $113.59 $92.65
Mortgage-Backed Securities-Non-Agency $7,732,673 Third-party Vendor Vendor Prices $0.84 - $2.34 $1.68
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2021 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
LOSS
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $ — $ — $ — $ — $ — $ — $ —